DREYFUS CORE VALUE FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance of Dreyfus Core Value Fund for its semi-annual reporting period ended June 30, 1997, as shown in the following table:

                                                                                                 Total Return*
                                                                                                _______________
            Investor Shares                                                                          18.20%
            Institutional Shares                                                                     18.26%
            Class R Shares                                                                           18.34%
            Standard & Poor's 500 Composite Stock Price
                   Index ("S&P 500")**                                                               20.60%

ECONOMIC REVIEW
    Since ending its 1995 slowdown, the economy has sustained an above-trend growth trajectory, slowing only briefly in the third quarter of 1996 and again in recent months. Meanwhile, the level of economic activity is now at the point where economic resources are near full deployment. Yet price inflation remains quiescent, boosting the purchasing power of incomes and contributing to the best sense of economic well-being in decades. In this environment, monetary policy has been benign, allowing market interest rates to sway within an eighteen-month trading range and corporate profits to rise steadily. However, even while the jury is out on the inflation risks ahead, the Federal Reserve Board (the "Fed") has indicated that it wouldn't hesitate to tighten credit policy if circumstances require.
    Real Gross Domestic Product growth grew an above-trend 3.1% from year-end 1995 to year-end 1996, then accelerating to more than 4.0% in the first half of this year. However, this year's pattern shows growth concentrated into the first quarter, when GDP surged 5.9%, while a slowdown to near 2.5% is apparent in the second quarter. The slower recent growth is attributable to a lackluster retail sector, even though exports and capital spending are gaining. A key issue is whether the absence of pent-up demand could lead to a sluggish consumer profile and, hence, slow GDP growth in the near future. Indeed, factors that could underpin a resumption of stronger spending are rising: real consumer purchasing power, soaring household wealth and all-time highs in consumer confidence. Additionally, inventories remain lean, muting the prospect of yet slower economic growth.
    Alongside evidence of a slower retail sector in the second quarter are reports showing that unemployment fell below 5% and industrial capacity utilization tightened towards its 1994 highs. With these developments, the economy now is operating at a high level with little slack. Yet wage inflation abated in the second quarter while price inflation continued to decelerate. The absence of any troublesome sign of inflation has kept market interest rates in a long-standing trading range. Even corporate profits continue to surprise on the upside.
    Views on the need to tighten monetary policy are divergent. There are those who believe that inflation pressure points are just different than in the past and others who believe the inflation cycle has been eliminated by global factors and technology. However, the Fed appears willing to err on the cautious side, if necessary, in the next several months.
MARKET OVERVIEW
    When the closing bell rang on June 30, the S&P 500 showed a six-month gain of 20.60%, the Dow Jones Industrial Average was up 20.12%, the Nasdaq Composite Index had gained 11.70% and even small capitalization stocks represented by the Russell 2000 Index were up by 10.20%.***
    All these major indexes set new records repeatedly during the half-year. However, it wasn't clear sailing, and not all sectors profited equally. As recently as April, just after the Fed voted its latest increase in interest rates, broad stock averages were only modestly ahead for the year. Technology and small cap stocks were lagging the larger, better-known issues.

    A turnaround began in mid-April that carried all markets to new highs. The main propellant was the expanding yet noninflationary economy. At the same time, corporate profits, generally speaking, showed continued strength. Clearly, all the hard work of corporate reorganization and down-sizing in recent years was paying off. Before each scheduled meeting of the Fed, there was apprehension that interest rates might be boosted again. Yet the underlying tone of the market was one of confidence and strength. No doubt the steady influx of retirement money and other assets into equity mutual funds was an important factor in the market's buoyancy.
    The best performing industries in the past six months included financial stocks, pharmaceuticals, semiconductor and computer shares and communications. Laggards included casino gambling, heavy construction, precious metals and electric utilities.
    As the market averages advanced, an increasing number of warnings were being issued to the investing public to remember that what goes up might come down _ that many stocks appeared richly priced in relation to earnings prospects. In day-to-day stock trading, however, there was little evidence by the end of June that the cautionary advice was affecting stock prices. PORTFOLIO FOCUS
    The Fund's six-month performance was led by strong gains in its financial services, consumer durables, and consumer services holdings. The Fund's overweighted position, relative to the S&P 500, in financial services stocks generated handsome outperformance in that sector as rapid consolidation in the banking and brokerage industries continued. At the same time, the overweighted position in Philips Electronics NV bolstered returns within the consumer durables sector. Large holdings in Wal-Mart Stores and Woolworth contributed to outperformance in the consumer services sector.
    The technology and health care sectors have been two areas of weakness for the Fund so far this year because high valuation levels in these sectors precluded the Fund from investing significantly in these sectors.
    Looking ahead, we currently intend to continue the Fund's broad diversification across economic sectors and its emphasis on undervalued securities.
    We appreciate the opportunity to serve your investment needs.
                              Sincerely,
                          [Valerie J. Sill signature logo]
                              Valerie J. Sill
                              Portfolio Manager
July 17, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid. ** SOURCE: LIPPER ANALYTICAL SERVICES, INC _ Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.
***    SOURCE: LIPPER ANALYTICAL SERVICES, INC. _ The Dow Jones Industrial
Average is a price-weighted average of 30 actively traded blue chip stocks. The Nasdaq Composite Index is an unmanaged index which monitors stocks traded over-the-counter. The Russell 2000 Index is a widely accepted unmanaged index of small cap stock performance.

DREYFUS CORE VALUE FUND
STATEMENT OF INVESTMENTS                      JUNE 30, 1997 (UNAUDITED)
Common Stocks_97.6%                                                                                 Shares              Value
                                                                                                   ________          __________

                     Aerospace &
           Military Technology_.0%   C.S.F. (Thompson).......................                         6,805         $  175,292
                                     Singapore Airlines.....................                          5,000             12,524
                                                                                                                  _____________
                                                                                                                       187,816
                                                                                                                  _____________
     Appliances_3.7%                 Guandong Kelon Electrical Holding                               20,000             19,105
                                     Philips Electronics, ADR...............                        327,600         23,546,250
                                     Solid Group............................                        130,000             21,214
                                     Sony                                                             5,000            435,864
                                     Tarkett                                                         10,000            257,954
                                                                                                                  _____________
                                                                                                                    24,280,387
                                                                                                                  _____________
     Automobiles_.2%                 Fiat Spa                                                        53,000            190,825
                                     Honda Motor............................                         12,000            361,257
                                     Toyota Motor...........................                         16,000            471,902
                                     Volkswagen.............................                            350            268,243
                                                                                                                  _____________
                                                                                                                     1,292,227
                                                                                                                  _____________
     Banking_1.0%                    ABN-Amro                                                        16,468            306,888
                                     Affin Holdings.........................                        105,000            249,633
                                     Australia & New Zealand Banking........                         55,000            410,281
                                     Banco BHIF, ADS........................                          4,000             84,500
                                     Banco Pinto & Sotto Mayor..............                          4,000             33,367
                                     Banco Totta & Acores...................                         15,000            250,511
                                     Bank Handlowy W Warszawie, GDR.........                          4,600 (a)         57,040
                                     Bank Leumi Le-Israel...................                         34,000             51,641
                                     Christiania Bank.......................                         65,000            221,791
                                     Corporacion Bancaria de Espana, ADS....                         20,000            567,500
                                     Creditanstalt-Bankverein...............                          1,200            161,716
                                     Deutsche Bank..........................                         10,000            584,122
                                     Development Bank of Singapore..........                         34,000            428,212
                                     Dexia France...........................                          3,000            291,961
                                     HSBC                                                            11,596            348,786
                                     Istituto Mobiliare Italiano, ADS.......                         10,400            283,400
                                     Komercni Banka, GDR....................                          1,000 (a,b)       20,750
                                     Kookmin Bank...........................                          1,629             31,056
                                     Kookmin Bank, GDR......................                         10,985 (b)        238,924
                                     MISR INTERNATIONAL BANK, GDR...........                          1,000 (a)         16,900
                                     National Westminster Bank..............                         45,038            605,166
                                     PT Bank Bali...........................                         35,000             93,583
                                     Philippine National Bank...............                          6,187 (a)         42,033
                                     Schweizerischer Banksverein............                          1,700            454,381
                                     Societe Generale.......................                          3,984            444,663
                                                                                                                  _____________
                                                                                                                     6,278,805
                                                                                                                  _____________
     Basic Industries_4.7%           Bethlehem Steel                                                216,500 (a)      2,259,719
                                     Great Lakes Chemical...................                         72,300          3,786,713
                                     IMC Global.............................                        182,200          6,377,000
                                     James River............................                        265,500          9,823,500
                                     Louisiana Pacific......................                        157,000          3,316,625

DREYFUS CORE VALUE FUND
STATEMENT OF INVESTMENTS (CONTINUED)                  JUNE 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                          Shares            Value
                                                                                                 __________         __________
     Basic Industries (continued)    Reynolds Metals                                                 80,500     $    5,735,625
                                                                                                                  _____________
                                                                                                                    31,299,182
                                                                                                                  _____________
     Beverages & Tobacco_.0%         Mikuni Coca Cola                                                22,000            326,353
                                                                                                                  _____________
     Broadcasting & Publishing_.0%   Marieberg Tidnings                                              10,000            248,753
                                                                                                                  _____________
     Building Materials_.1%          Apasco SA de CV                                                  8,000             57,316
                                     Barlow                                                           3,000             32,660
                                     Barlow, ADR............................                          6,045             65,362
                                     Boral                                                          133,468            419,369
                                     Sekisui Chemical.......................                         30,000            303,665
                                                                                                                  _____________
                                                                                                                       878,372
                                                                                                                  _____________
     Capital Goods_4.6%..            Blue Square Chain Stores                                         8,000 (a)         78,011
                                     Controladora Comercial Mexicana, GDS...                          3,600             66,600
                                     Cooper Industries......................                         29,700          1,477,575
                                     Ingersoll-Rand.........................                         83,000          5,125,250
                                     Litton Industries......................                         94,500 (a)      4,565,531
                                     Lockheed Martin........................                         77,900          8,067,519
                                     Northrop Grumman.......................                         35,600          3,126,125
                                     Raytheon...............................                        148,600          7,578,600
                                                                                                                  _____________
                                                                                                                    30,085,211
                                                                                                                  _____________
     Chemicals_1.3%                  AKZO Nobel, ADS                                                  4,100            283,412
                                     Bayer                                                           10,000            384,179
                                     Imperial Chemical Industries, ADR......                        128,500          7,308,438
                                     PT Indorama Synthetics.................                         45,000 (a)         40,724
                                     Polifin                                                         25,000             46,878
                                     Reliance Industries, GDR...............                          4,000 (a,b)       92,000
                                     Rhone-Poulenc, ADR.....................                          9,327            388,236
                                     Srithai Superware......................                          7,000             18,074
                                                                                                                  _____________
                                                                                                                     8,561,941
                                                                                                                  _____________
     Construction & Housing_.8%      Chudenko                                                         6,095             163,278
                                     Fluor                                                           81,600           4,503,300
                                     Hollandsche Beton Groep................                         1,542              351,504
                                     Nishimatsu Construction................                         40,000             279,232
                                     Sekisui House..........................                         30,000             303,665
                                                                                                                  _____________
                                                                                                                      5,600,979
                                                                                                                  _____________
     Consumer Durables_2.0%          Black & Decker                                                  85,000           3,160,938
                                     Cooper Tire & Rubber...................                          2,200              48,400
                                     General Motors.........................                         96,500           5,373,844
                                     Maytag.................................                        174,000           4,545,750
                                     Oriental Holdings......................                          6,000              45,172
                                     Perusahaan Otomobil Nasional...........                         51,400             240,330
                                                                                                                  _____________
                                                                                                                     13,414,434
                                                                                                                  _____________
     Consumer Non-durables_11.8%     Al-Ahram Beverages, GDR                                          1,300 (a,b)        26,585
                                     Archer-Daniels-Midland.................                        403,500           9,482,250
                                     Dole Food..............................                         67,300           2,877,075

DREYFUS CORE VALUE FUND
STATEMENT OF INVESTMENTS (CONTINUED)                  JUNE 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                          Shares             Value
                                                                                                 __________          __________
             Consumer Non-durables
                       (continued)   Fruit of the Loom, Cl. A................                        87,000 (a)    $ 2,697,000
                                     Harcourt General.......................                        128,400          6,115,050
                                     Hasbro.................................                        180,600          5,124,525
                                     Loews                                                           84,000          8,410,500
                                     Mattel                                                         144,600          4,898,325
                                     Philip Morris Cos......................                        242,100         10,743,188
                                     Polaroid...............................                        178,000          9,879,000
                                     RJR Nabisco Holdings...................                        446,300         14,727,900
                                     Reebok International...................                         54,200          2,533,850
                                                                                                                  _____________
                                                                                                                     77,515,248
                                                                                                                  _____________
     Consumer Services_12.9%         ACNielsen                                                      282,900 (a)       5,551,912
                                     Ara                                                             15,000 (a)          52,882
                                     Block (H & R)..........................                        256,000           8,256,000
                                     Browning-Ferris Industries.............                        157,500           5,236,875
                                     Deluxe                                                         171,000           5,835,375
                                     Footstar...............................                        131,140 (a)       3,426,032
                                     ITT                                                            142,400 (a)       8,695,300
                                     News, ADS..............................                         95,000           1,828,750
                                     Rite Aid...............................                        120,900           6,029,888
                                     Tele-Communications Liberty Media......                         81,000 (a)       1,923,750
                                     Toys R Us..............................                        311,300 (a)      10,895,500
                                     Viacom, Cl. B..........................                        187,700 (a)       5,631,000
                                     Wal-Mart Stores........................                         271,500          9,180,094
                                     Woolworth..............................                        497,000 (a)      11,928,000
                                                                                                                  _____________
                                                                                                                     84,471,358
                                                                                                                  _____________
     Data Processing_.0%             Canon                                                           20,000             544,503
                                                                                                                  _____________
     Electrical & Electronics_2.0%   Alcatel Alsthom, ADS                                           432,016         10,908,404
                                     Hitachi                                                         53,000            591,972
                                     Hongkong Electric......................                         75,000            302,072
                                     Mabuchi Motor..........................                          7,000            406,195
                                     Siemens................................                         10,000            593,580
                                     Toshiba................................                         75,000            482,330
                                                                                                                  _____________
                                                                                                                    13,284,553
                                                                                                                  _____________
     Electronics & Instruments_.1%   Murata Manufacturing                                            15,400            612,775
                                     QPL International......................                         75,000             63,416
                                     Samsung Electronics....................                            304             33,381
                                     Samsung Electronics, GDR...............                            508 (a,b)       29,464
                                     Vestel Electronik Sanayi Ve Ticaret....                        340,000             19,312
                                                                                                                  _____________
                                                                                                                       758,348
                                                                                                                  _____________
     Energy_8.7%                     British Petroleum, ADS                                          79,200          5,930,100
                                     Coastal................................                         71,800          3,818,863
                                     Dresser Industries.....................                        109,200          4,067,700
                                     ENI, ADS...............................                          7,300            415,187
                                     Elf Aquitaine..........................                          2,393            258,130
                                     Elf Aquitaine, ADS.....................                        185,958         10,123,089

DREYFUS CORE VALUE FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                 JUNE 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                          Shares               Value
                                                                                                  _________           _________
     Energy (continued)              Exxon                                                          105,500       $  6,488,250
                                     Fletcher Challenge Energy..............                         41,000            124,029
                                     Huaneng Power International, ADS.......                          1,700 (a)         43,350
                                     Magyar Olaj ES Gazipari................                          4,000             89,500
                                     Mobil                                                           80,800          5,645,900
                                     Oryx Energy............................                        330,000 (a)      6,971,250
                                     Repsol                                                           6,000            253,716
                                     Repsol, ADS............................                          7,000            297,063
                                     Tosco                                                          274,300          8,211,856
                                     Unocal                                                          94,200 (a)      3,656,138
                                     YPF Sociedad Anonima, ADS..............                         15,500            476,625
                                                                                                                  _____________
                                                                                                                     56,870,746
                                                                                                                  _____________
     Energy Equipment
     & Services_.0%                  Ingwe Coal..............................                         7,500             47,982
                                     Petronas Dagangan......................                         20,000             47,549
                                                                                                                  _____________
                                                                                                                        95,531
                                                                                                                  _____________
     Financial Services_19.0%        Ahmanson (H.F.) & Co.                                          199,800          8,591,400
                                     Allmerica Financial....................                         95,200          3,796,100
                                     Allstate...............................                        120,600          8,803,800
                                     American Express.......................                         68,500          5,103,250
                                     BankAmerica............................                        219,060         14,143,061
                                     CIGNA..................................                         65,200         11,573,000
                                     Credit Saison..........................                         28,750            702,443
                                     Equitable Cos..........................                        285,600          9,496,200
                                     Everest Reinsurance....................                        177,200          7,021,550
                                     First National Bank Holdings...........                          6,300             54,203
                                     General Re.............................                         32,400          5,896,800
                                     Great Western Financial................                        208,000         11,180,000
                                     Grupo Financiero Inbursa...............                         24,000            102,321
                                     Guoco Group............................                         15,000             79,003
                                     Hartford Financial Services Group......                         53,100          4,394,025
                                     MBF Capital............................                         20,000             36,771
                                     Morgan Stanley Dean Witter.............                        159,000          6,846,938
                                     NationsBank............................                         97,500          6,288,750
                                     Nichiei                                                          4,300            499,040
                                     Republic New York......................                         41,000          4,407,500
                                     SAFECO.................................                        186,600          8,711,888
                                     State Bank of India, GDR...............                          2,300 (a,b)       60,950
                                     Student Loan Marketing Association.....                         31,900          4,051,300
                                     Uniao de Bancos Brasileiros, GDR.......                          1,500 (a)         55,687
                                     Washington Mutual......................                         48,160          2,877,560
                                                                                                                  _____________
                                                                                                                   124,773,540
                                                                                                                  _____________
     Foods & Related Products_.2%    Danone                                                           2,188            361,471
                                     Daya Guna Samudera.....................                         16,000 (a)         28,795
                                     Kao                                                             45,000            624,346
                                     Nestle                                                             225            296,612
                                     Pick Szeged, GDR.......................                            700 (b)         50,400

DREYFUS CORE VALUE FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                     JUNE 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                         Shares               Value
                                                                                                 __________         __________
     Foods & Related
     Products (continued)..          Tablex                                                          10,029         $   32,890
                                     Universal Robina.......................                        165,000             60,114
                                                                                                                  _____________
                                                                                                                     1,454,628
                                                                                                                  _____________
     Forest & Paper Products_.1%     Aracruz Celulose, ADS                                            2,700             55,012
                                     Fletcher Challenge Forests.............                          1,640              2,386
                                     Jaya Tiasa Holdings....................                          6,000             30,194
                                     Koninklijke KNP........................                         15,000            341,395
                                     Portucel Industrial-Empresa Produtora de Celulose                6,000             44,463
                                     Smith (David S.).......................                         56,404            176,450
                                                                                                                  _____________
                                                                                                                       649,900
                                                                                                                  _____________
     Health Care_7.6%                Aetna                                                          181,000         18,529,875
                                     American Home Products.................                         35,500          2,715,750
                                     Bard (C.R.)............................                        111,700          4,056,106
                                     Columbia/HCA Healthcare................                        231,900          9,116,569
                                     Foundation Health Systems, Cl. A.......                        189,800 (a)      5,753,312
                                     Medeva.................................                         61,000            260,358
                                     Novartis...............................                             48              3,850
                                     Pacificare Health Systems, Cl. B.......                         41,300 (a)      2,638,038
                                     Pharmacia & Upjohn.....................                         10,200            354,450
                                     Schering Plough........................                          3,600            172,350
                                     Vencor                                                           1,100 (a)         46,475
                                     Wellpoint Health Networks..............                        130,300 (a)      5,977,512
                                     Yamanouchi Pharmaceutical..............                         17,000            456,894
                                                                                                                  _____________
                                                                                                                     50,081,539
                                                                                                                  _____________
     Industrial Components_.2%       Leader Universal Holdings                                       25,000             44,974
                                     LucasVarity............................                        105,000            363,418
                                     Michelin...............................                          5,200            312,221
                                     Minebea................................                         50,000            532,286
                                     Mirgor S.A.C.I.F.I.A., GDR.............                         22,000 (a,b)       62,700
                                                                                                                  _____________
                                                                                                                     1,315,599
                                                                                                                  _____________
     Insurance_.2%                   Axa-UAP                                                          2,500            155,466
                                     Bangkok Insurance......................                          1,600             26,885
                                     Dai-Tokyo Fire & Marine Insurance......                         75,000            434,555
                                     Pacific & Orient Berhad................                         18,000             42,794
                                     Zurich Versicherungs...................                          1,000            397,673
                                                                                                                  _____________
                                                                                                                     1,057,373
                                                                                                                  _____________
     Leisure Time_.0%                Harbour Centre Development                                      22,000             35,216
                                     Stakis                                                         125,000            214,240
                                                                                                                  _____________
                                                                                                                       249,456
                                                                                                                  _____________
     Machinery_.3%                   Fuji Machine Manufacturing                                       7,000            253,490
                                     GEA                                                              1,000            393,809
                                     Laird Group............................                         45,000            261,706
                                     Mitsubishi Heavy Industries............                         68,000            521,571
                                     PT Komatsu Indonesia...................                         40,000 (a)         62,526

DREYFUS CORE VALUE FUND
STATEMENT OF INVESTMENTS (CONTINUED)                             JUNE 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                          Shares             Value
                                                                                                  _________          _________
     Machinery (continued)           PT United Tractors                                               8,000    $        29,617
                                     Scania AB..............................                          5,000            152,232
                                     Scania AB `A', ADS.....................                          2,250             66,656
                                     Scania AB `B', ADS.....................                          2,250             66,938
                                     Scapa Group............................                         50,862            178,578
                                     Sulzer                                                             320            273,785
                                                                                                                  _____________
                                                                                                                     2,260,908
                                                                                                                  _____________
     Merchandising_.2%               Companhia Brasileira de Distribuicao Grupo
                                     Pao de Acucar, ADR...................                            2,600 (b)         59,150
                                     Ito-Yokado.............................                         10,000            580,279
                                     Magazine Zum Globus....................                            450            243,327
                                     Matsumotokiyoshi.......................                          2,000             84,817
                                     S.A. Importadora Y Exportadora de la Patagonia                   1,750             25,729
                                     Safeway................................                         73,000            422,115
                                                                                                                  _____________
                                                                                                                     1,415,417
                                                                                                                  _____________
     Metals_.6%                      China Steel, GDR                                                 1,267 (a,b)       27,061
                                     Companhia Vale do Rio Doce, ADR........                          3,500             79,187
                                     Malayawata Steel.......................                         27,000             41,724
                                     Pohang Iron & Steel, ADS...............                            750             76,988
                                     Potash Corp. Saskatchewan..............                         35,500          2,664,719
                                     Rio Tinto..............................                         31,781            553,427
                                     Steel Authority of India, GDR..........                          3,000 (a,b)       26,490
                                     Tubos de Acero de Mexico, ADR..........                          2,600 (a)         47,937
                                     Usinor Sacilor.........................                         12,000            216,419
                                                                                                                  _____________
                                                                                                                     3,733,952
                                                                                                                  _____________
     Miscellaneous Materials_.0%     Bunzl                                                           95,871            310,125
                                     Corticeira Amorim......................                          3,000             29,642
                                     Cristalerias de Chile, ADS.............                          3,300             78,788
                                     Empaques Ponderosa.....................                         62,000 (a)         50,832
                                                                                                                  _____________
                                                                                                                       469,387
                                                                                                                  _____________
     Multi Industry_.3%              ALFA                                                             4,558             31,161
                                     BTR                                                            113,685            388,748
                                     Desc S.A. de C.V., Ser. B..............                          8,000             58,527
                                     Desc S.A., Ser. C......................                             80                578
                                     First Philippine.......................                          3,250              4,502
                                     Hunter Douglas.........................                          3,943            335,275
                                     Orkla                                                            3,000            203,502
                                     Quinenco, ADS..........................                          2,000 (a)         37,000
                                     Swire Pacific..........................                         40,000             60,673
                                     Tomkins................................                        122,833            531,425
                                                                                                                  _____________
                                                                                                                     1,651,391
                                                                                                                  _____________
     Real Estate_.0%                 Cheung Kong                                                     26,000            256,761
                                     IOI Properties.........................                         20,000             38,039
                                                                                                                  _____________
                                                                                                                       294,800
                                                                                                                  _____________

DREYFUS CORE VALUE FUND
STATEMENT OF INVESTMENTS (CONTINUED)                            JUNE 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                          Shares              Value
                                                                                                 __________         __________
     Recreation_.0%                  China Hong Kong Photo Products Holdings                        149,000          $  43,278
                                     Sankyo.................................                         10,000            300,174
                                                                                                                  _____________
                                                                                                                       343,452
                                                                                                                  _____________
     Technology_5.3%                 Cabletron Systems                                               95,000 (a)      2,689,687
                                     General Instrument.....................                        315,800 (a)      7,895,000
                                     International Business Machines........                         85,000          7,665,938
                                     Scientific-Atlanta.....................                        246,000          5,381,250
                                     Silicon Graphics.......................                        276,600 (a)      4,149,000
                                     Sun Microsystems.......................                         95,500 (a)      3,554,391
                                     Xerox                                                           43,100          3,399,512
                                                                                                                  _____________
                                                                                                                     34,734,778
                                                                                                                  _____________
     Telecommunications_.4%          Cable & Wireless, ADR                                           12,700            354,806
                                     Compania de Telecomunicacoes de Chile, ADR                         825             27,225
                                     Hellenic Telecommunication Organization, GDR                    26,500 (a)        306,075
                                     Koor Industries........................                            600             53,213
                                     Philippine Long Distance Telephone, ADS                          4,200            269,850
                                     Royal PTT Nederland, ADS...............                          6,951            275,433
                                     SK Telecom, ADS........................                          7,753             78,015
                                     Stet Societa Finanziaria Telefonica S.p.A.                     125,000            433,559
                                     Tele Danmark, ADS......................                         11,000            287,375
                                     Telecomunicacoes Brasileiras, ADS......                            600             91,050
                                     Telefonica de Argentina, ADS...........                         26,400             91,094
                                     Telefonica del Peru, ADS...............                         12,500            327,344
                                     Videsh Sanchar Nigam, GDR..............                          3,000 (a,b)       62,250
                                                                                                                  _____________
                                                                                                                     2,657,289
                                                                                                                  _____________
     Transportation_1.9%             Air New Zealand                                                 59,818            182,989
                                     Burlington Northern Santa Fe...........                         54,400          4,889,200
                                     CSX                                                            118,800          6,593,400
                                     Singapore Airlines.....................                         27,500            246,292
                                     Yamato Transport.......................                         38,500            480,410
                                                                                                                  _____________
                                                                                                                    12,392,291
                                                                                                                  _____________
     Utilities_7.4%                  Bell Atlantic                                                   57,200          4,340,050
                                     CMS Energy.............................                        112,800          3,976,200
                                     Czeske Energeticke Zavody..............                          1,100 (a)         30,395
                                     Electricidade de Portugal, ADR.........                          2,200 (a)         79,200
                                     Entergy................................                        159,000          4,352,625
                                     Gas Y Electridad.......................                          6,000            322,134
                                     Illinova                                                       183,100          4,028,200
                                     Korea Electric Power, ADS..............                          2,400             71,783
                                     MCI Communications.....................                        152,500          5,885,552
                                     NYNEX..................................                         81,500          4,696,438
                                     New England Electric System............                         84,800          3,137,151
                                     PT Indosat, ADR........................                          8,800            263,450
                                     Pinnacle West Capital..................                         81,000          2,435,062

DREYFUS CORE VALUE FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                       JUNE 30, 1997 (UNAUDITED)
Common Stocks (continued)                                                                          Shares              Value
                                                                                                 __________          __________
     Utilities (continued)           Powergen                                                        40,525        $   482,150
                                     Sprint                                                         113,900          5,993,988
                                     360 (Degrees) Communications...........                        169,300 (a)      2,899,263
                                     Tenaga Nasional........................                         17,000             82,854
                                     Unicom.................................                        186,900          4,158,525
                                     VEBA                                                             6,000            337,059
                                     Viag                                                               800            363,657
                                                                                                                  _____________
                                                                                                                    47,935,736
                                                                                                                  _____________
                    Wholesale &
           International Trade_.0%   Ferreyros, ADR..........................                         1,400 (b)         31,850
                                                                                                                  _____________
                                     TOTAL COMMON STOCKS
                                       (cost $519,295,382)..................                                      $643,498,033
                                                                                                                ===============
Preferred Stocks_.0%
     Appliances_.0%                   Brasmotor                                                         300         $   66,890
                                                                                                                  _____________
     Banking_.0%                      Banco Itau                                                        100             56,020
                                      Bank Austria...........................                         5,040            154,610
                                                                                                                  _____________
                                                                                                                       210,630
                                                                                                                  _____________
     Building Materials_.0%           Companhia Cimento Portland Itau                                   200             68,749
                                                                                                                  _____________
     Energy_.0%                       Petroleo Brasileiro                                               100 (a)         27,779
                                                                                                                  _____________
     Telecommunications_.0%           Ericsson Telecomunicacoes                                       1,000             59,457
                                                                                                                  _____________
     Utilities_.0%                   Companhia Paranaense de Energia-Copel                            3,000             55,740
                                     Eletropaulo-Electricidade de Sao Paulo.                            200 (a)         58,527
                                                                                                                  _____________
                                                                                                                       114,267
                                                                                                                  _____________
                                     TOTAL PREFERRED STOCKS
                                       (cost $401,279)......................                                      $    547,772
                                                                                                                 ==============

                                                                                                Principal
Short-Term Investments_1.8%                                                                      Amount
                                                                                            _______________
     Commercial Paper;           General Electric Corporation,
                                       7.10%, due 7/1/97
                                       (cost $11,941,000)...................                  $..11,941,000      $  11,941,000
                                                                                                                 ==============
TOTAL INVESTMENTS (cost $531,637,661).......................................                          99.4%       $655,986,805
                                                                                                    =======      ==============
CASH AND RECEIVABLES (NET)..................................................                            .6%     $    3,794,458
                                                                                                    =======      ==============
NET ASSETS..................................................................                         100.0%       $659,781,263
                                                                                                    =======      ==============


DREYFUS CORE VALUE FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                    JUNE 30, 1997 (UNAUDITED)
Notes to Statement of Investments:
    (a)  Non-income producing.
    (b)  Securities exempt from registration under Rule 144A of the
   Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
   June 30, 1997, these securities amounted to $788,574 or approximately .1%
   of net assets.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CORE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES                           JUNE 30, 1997 (UNAUDITED)
                                                                                                   Cost              Value
                                                                                                ___________        ___________
ASSETS:                          Investments in securities_See Statement of Investments        $531,637,661       $655,986,805
                                 Cash.......................................                                           421,181
                                 Cash denominated in foreign currencies.....                     2,171,437           2,160,398
                                 Receivable for investment securities sold..                                         5,340,333
                                 Dividends and interest receivable..........                                         1,253,095
                                 Receivable for shares of Beneficial Interest subscribed                                55,935
                                 Net unrealized appreciation on forward
                                 .......        currency exchange contracts_Note 1(d)                                       73
                                                                                                                  _____________
                                                                                                                   665,217,820
                                                                                                                  _____________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                         598,771
                                 Due to Distributor.........................                                             8,920
                                 Payable for investment securities purchased                                         4,199,863
                                 Payable for shares of Beneficial Interest redeemed                                    626,503
                                 Loan commitment fees payable_Note 4........                                             2,500
                                                                                                                  _____________
                                                                                                                     5,436,557
                                                                                                                  _____________
NET ASSETS..................................................................                                      $659,781,263
                                                                                                                 ==============
REPRESENTED BY:                  Paid-in capital............................                                      $478,111,627
                                 Accumulated undistributed investment income_net203,575
                                 Accumulated net realized gain (loss) on investments and
                                 ...............        foreign currency transactions                               57,130,107
                                 Accumulated net unrealized appreciation (depreciation)
                                 on investments and foreign currency transactions                                  124,335,954
                                                                                                                  _____________
NET ASSETS..................................................................                                      $659,781,263
                                                                                                                 ==============

                                                NET ASSET VALUE PER SHARE
                                               _____________________________

                                                                          Investor           Institutional         Class R
                                                                           Shares               Shares              Shares
                                                                         ___________         ____________        ____________
________
Net Assets..............................................                 $570,489,438          $75,794,540        $13,497,285
Shares Outstanding.......................................                  16,473,015            2,189,522            388,986
NET ASSET VALUE PER SHARE...................................                   $34.63               $34.62             $34.70
                                                                               =======             =======             =======

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CORE VALUE FUND
STATEMENT OF OPERATIONS                              SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME:                          Cash dividends (net of $211,626 foreign taxes
                                     withheld at source)....................           $    5,732,181
                                 Interest...................................                  292,252
                                                                                        _____________
                                       Total Income.........................                                     $    6,024,433
EXPENSES:                        Management fee_Note 2(a)...................                2,682,945
                                 Distribution fees_Note 2(b)................                  694,244
                                 Loan commitment fees_Note 4................                    7,500
                                                                                        _____________
                                       Total Expenses.......................                3,384,689
                                 Less_reduction in management fee due to
                                     undertaking_Note 2(a)..................                  (48,650)
                                                                                        _____________
                                       Net Expenses.........................                                          3,336,039
                                                                                                                  _____________
INVESTMENT INCOME_NET.......................................................                                          2,688,394
                                                                                                                  _____________
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS_Note 3:
                                 Net realized gain (loss) on investments and
                                     foreign currency transactions..........            $  58,192,549
                                 Net realized gain (loss) on forward currency
                                     exchange contracts.....................                  (14,961)
                                                                                        _____________
                                       Net Realized Gain (Loss).............                                         58,177,588
                                 Net unrealized appreciation (depreciation) on investments
                                     and foreign currency transactions......                                         41,449,357
                                                                                                                  _____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                         99,626,945
                                                                                                                  _____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $102,315,339
                                                                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CORE VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                   Six Months Ended
                                                                                     June 30, 1997           Year Ended
                                                                                      (Unaudited)         December 31, 1996
                                                                                   _____________         __________________
OPERATIONS:
  Investment income_net..................................................        $     2,688,394           $     5,073,942
  Net realized gain (loss) on investments.................................            58,177,588               101,383,784
  Net unrealized appreciation (depreciation) on investments...............            41,449,357                (5,105,765)
                                                                                   _____________         __________________
      Net Increase (Decrease) in Net Assets Resulting from Operations.....           102,315,339               101,351,961
                                                                                   _____________         __________________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income_net:
    Investor shares.......................................................            (2,288,549)               (4,113,567)
    Institutional shares..................................................              (351,342)                 (647,083)
    Class R shares........................................................               (70,077)                 (124,067)
  Net realized gain on investments:
    Investor shares.......................................................           (15,972,710)              (80,205,392)
    Institutional shares..................................................            (2,295,971)              (11,721,876)
    Class R shares........................................................              (378,265)               (1,866,594)
                                                                                   _____________         __________________
      Total Dividends.....................................................           (21,356,914)              (98,678,579)
                                                                                   _____________         __________________
BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from shares sold:
    Investor shares.......................................................            72,542,440               110,377,880
    Institutional shares..................................................             4,351,478                14,132,483
    Class R shares........................................................               847,866                11,380,217
  Dividends reinvested:
    Investor shares......................................................             16,063,809                74,407,664
    Institutional shares................................................               2,543,768                11,944,449
    Class R shares........................................................                448,276                1,990,968
  Cost of shares redeemed:
    Investor shares.......................................................           (74,963,467)             (101,845,407)
    Institutional shares..................................................           (12,274,948)              (30,775,024)
    Class R shares........................................................            (1,064,721)               (1,424,273)
                                                                                   _____________         __________________
      Increase (Decrease) in Net Assets from Beneficial Interest Transactions          8,494,501                90,188,957
                                                                                   _____________         __________________
        Total Increase (Decrease) in Net Assets.........................              89,452,926                92,862,339
NET ASSETS:
  Beginning of Period.................................................               570,328,337               477,465,998
                                                                                   _____________         __________________
  End of Period...........................................................         $ 659,781,263             $ 570,328,337
                                                                                   =============            ==============
Undistributed investment income_net.......................................      $        203,575          $        255,149
                                                                                   _____________         __________________
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CORE VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                                                                    Shares
                                                                                 _________________________________________
                                                                                 Six Months Ended
                                                                                   June 30, 1997            Year Ended
                                                                                    (Unaudited)          December 31, 1996
                                                                                   _____________        __________________
CAPITAL SHARE TRANSACTIONS:
    Investor Shares
    Shares sold..........................................................              2,249,109                 3,375,086
    Shares issued for dividends reinvested................................               529,410                 2,435,917
    Shares redeemed.......................................................            (2,320,612)               (3,126,844)
                                                                                   _____________        __________________
                       Net Increase (Decrease) in Shares Outstanding                    457,907                  2,684,159
                                                                                   =============            ==============
    Institutional Shares
    Shares sold...........................................................               138,601                   430,202
    Shares issued for dividends reinvested................................                83,828                   391,174
    Shares redeemed.......................................................              (399,070)                 (965,361)
                                                                                   _____________        __________________
                       Net Increase (Decrease) in Shares Outstanding                    (176,641)                 (143,985)
                                                                                   =============            ==============
    Class R Shares
    Shares sold...........................................................                26,154                   354,824
    Shares issued for dividends reinvested................................                14,709                    65,018
    Shares redeemed.......................................................               (33,344)                  (44,489)
                                                                                   _____________        __________________
                       Net Increase (Decrease) in Shares Outstanding                       7,519                   375,353
                                                                                   =============            ==============
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CORE VALUE FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                 Six Months Ended                   Investor Shares(1)
                                                                       _____________________________________________________
                                                  June 30, 1997                 Year Ended December 31,
                                                                       _____________________________________________________
PER SHARE DATA:                                    (Unaudited)         1996       1995       1994(2)       1993(3)       1992
                                                   ____________       ______     _______    _______       _______      _______
    Net asset value, beginning of period..            $30.40         $30.13      $24.56      $27.80        $25.46       $27.40
                                                      ______          ______     _______     _______       _______      _______
    Investment Operations:
    Investment income_net.................               .14            .31         .41        .42            .31          .36
    Net realized and unrealized gain (loss)
      on investments......................              5.23           6.03        8.24       (.29)          3.86          .70
                                                      ______          ______     _______     _______       _______      _______
    Total from Investment Operations......              5.37           6.34        8.65        .13           4.17         1.06
                                                      ______          ______     _______     _______       _______      _______
    Distributions:
    Dividends from investment income_net..              (.14)          (.30)      (.45)        (.40)         (.30)        (.36)
    Dividends from net realized gain
        on investments                                 (1.00)         (5.77)     (2.63)      (2.97)         (1.53)       (2.64)
                                                      ______          ______     _______     _______       _______      _______
    Total Distributions...................             (1.14)        (6.07)      (3.08)      (3.37)         (1.83)       (3.00)
                                                      ______          ______     _______     _______       _______      _______
    Net asset value, end of period........            $34.63         $30.40      $30.13     $24.56         $27.80       $25.46
                                                      ======        =======     =======      =====       ========       =======
TOTAL INVESTMENT RETURN...................            18.20%(4)      21.44%      35.56%       .38%         16.51%        4.03%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets             .56%(4)       1.13%       1.13%      1.11%          1.15%        1.22%
    Ratio of net investment income
      to average net assets...............              .44%(4)        .96%       1.43%      1.47%          1.13%        1.33%
    Decrease reflected in above expense ratios
      due to undertakings by the Manager..              .01%(4)        .02%        .02%        .01%          .01%          __
    Portfolio Turnover Rate...............            48.31%(4)      88.46%      54.42%     73.00%         75.00%      66.00%
    Average commission rate paid (5)......            $.0459         $.0522          __          __            __           __
    Net Assets, end of period (000's Omitted)       $570,489       $486,816    $401,674    $317,868      $349,813     $423,286

(1)  On February 1, 1993 existing shares of the Fund were designated the
Retail Class and effective April 4, 1994 the Retail
Class shares were reclassified as Investor Shares.
(2)  Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the
Fund's investment adviser. From April 4, 1994
through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the
Fund's investment manager.
(3)  Per share amounts have been calculated using the monthly average share method.
(4)  Not annualized.
(5)  For years beginning January 1, 1996, the Fund is required to disclose its average commission rate paid per share for
purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CORE VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                            Institutional Shares
                                                      _______________________________________________________________________
                                                       Six Months Ended                                        Period Ended
                                                        June 30, 1997          Year Ended December 31,         December 31,
                                                                             __________________________
PER SHARE DATA:                                          (Unaudited)         1996       1995       1994(1)        1993(2,3)
                                                         ____________       _______    ______      ________     ____________
    Net asset value, beginning of period....               $30.38           $30.12     $24.56       $27.80          $25.96
                                                           ________        _______     ______      ________         ______
    Investment Operations:
    Investment income_net...................                  .16              .36        .47          .47            .32
    Net realized and unrealized gain (loss)
      on investments........................                 5.24             6.01       8.20         (.31)          3.38
                                                           ________        _______     ______      ________         ______
    Total from Investment Operations........                 5.40             6.37       8.67          .16           3.70
                                                           ________        _______     ______      ________         ______
    Distributions:
    Dividends from investment income_net....                 (.16)            (.34)      (.48)        (.43)          (.33)
    Dividends from net realized gain
       on investments                                       (1.00)           (5.77)     (2.63)       (2.97)         (1.53)
                                                           ________        _______     ______      ________         ______
    Total Distributions.....................                (1.16)           (6.11)     (3.11)       (3.40)         (1.86)
                                                           ________        _______     ______      ________         ______
    Net asset value, end of period..........               $34.62           $30.38     $30.12       $24.56         $27.80
                                                           ======           =======    ======     ========        ========
TOTAL INVESTMENT RETURN.....................               18.26%(4)        21.57%     35.60%         .49%        14.38%(4)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.                 .51%(4)         1.03%      1.03%        1.02%          .95%(4)
    Ratio of net investment income
      to average net assets.................                 .48%(4)         1.07%      1.53%        1.57%         1.13%(4)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager....                 .01%(4)          .02%       .02%         .01%             __
    Portfolio Turnover Rate.................               48.31%(4)        88.46%     54.42%       73.00%         75.00%
    Average commission rate paid (5)........               $.0459           $.0522         __           __             __
    Net Assets, end of period (000's Omitted)             $75,795          $71,894    $75,607      $59,435        $79,656

(1)  Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the
Fund's investment adviser. From April 4, 1994
through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the
Fund's investment manager.
(2)  On February 1, 1993, the Fund commenced selling Institutional shares.
(3)  Per share amounts have been calculated using the monthly average share method.
(4)  Not annualized.
(5)  For years beginning January 1, 1996, the Fund is required to disclose its average commission rate paid per share for
purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CORE VALUE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                           Class R Shares
                                                      _______________________________________________________________________
                                                       Six Months Ended                                        Period Ended
                                                        June 30, 1997          Year Ended December 31,         December 31,
                                                                             __________________________
PER SHARE DATA:                                          (Unaudited)          1996                1995          1993(2,3)
                                                         ____________        _______            ________     ____________
    Net asset value, beginning of period....               $30.46            $30.18              $24.56           $28.45
                                                           _______           _______            ________        _________
    Investment Operations:
    Investment income_net...................                  .18               .36                 .62              .29
    Net realized and unrealized gain (loss)
      on investments........................                 5.24              6.08                8.16             (.83)
                                                           _______           _______            ________        _________
    Total from Investment Operations........                 5.42              6.44                8.78             (.54)
                                                           _______           _______            ________        _________
    Distributions:
    Dividends from investment income_net....                (.18)              (.39)               (.53)            (.38)
    Dividends from net realized gain on investments        (1.00)             (5.77)              (2.63)           (2.97)
                                                           _______           _______            ________        _________
    Total Distributions.....................               (1.18)             (6.16)              (3.16)           (3.35)
                                                           _______           _______            ________        _________
    Net asset value, end of period..........               $34.70            $30.46              $30.18           $24.56
                                                           ======            =======             =======         ========
TOTAL INVESTMENT RETURN.....................              18.34%(3)          21.74%              36.05%           (2.31%)(3)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.                .44%(3)            .88%                .88%            .35%(3)
    Ratio of net investment income
      to average net assets.................                .56%(3)           1.23%               1.93%            .70%(3)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager....                .01%(3)            .02%                .02%             .01%(3)
    Portfolio Turnover Rate.................              48.31%(3)          88.46%              54.42%          73.00%
    Average commission rate paid (4)........              $.0459             $.0522                  __             __
    Net Assets, end of period (000's Omitted)            $13,497            $11,618                $185          $1,070

(1) From August 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October
17, 1994, The Dreyfus Corporation serves as the Fund's investment manager.
(2)  On August 4, 1994, the Fund commenced selling Trust shares. Effective
October 17, 1994 the Trust shares were reclassified as Class R shares.
(3)  Not annualized.
(4) For years beginning January 1, 1996, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS CORE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1_SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Core Value Fund (the "Fund") is a series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to seek long-term growth of capital and current income. The Dreyfus Corporation ("Manager") serves as the Fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Investor, Institutional and Class R. Investor shares are sold primarily to retail investors and bear a distribution fee. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the Fund as of April 4, 1994, and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class.
    Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (C) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions, the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.
    (D) FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign
DREYFUS CORE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) currency transactions. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. In addition, the following summarizes open forward currency exchange contracts at June 30, 1997:

                                                                                                               Unrealized
                                                       Foreign Currency                                       Appreciation
Forward Currency Exchange Contracts                        Amounts             Proceeds          Value        (Depreciation)
___________________                                     ______________        ___________       _______      _______________

Sales:
___
    German Deutsche Marks, expiring 7/2/97...               640,000            $366,972         $366,867           $105

Purchases:                                                                       Cost
_____                                                                           _______
    British Pounds, expiring 7/2/97..........                16,837              28,043           28,018            (25)
    Singapore Dollars, expiring 7/1/97.......                36,983              25,884           25,877             (7)
                                                                                                              _________
    TOTAL....................................                                                                       $73
                                                                                                               =========

    (E) DISTRIBUTIONS TO SHAREHOLDERS: Dividends are recorded on the ex-divided date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    (F) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2_INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). Each trustee receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The
DREYFUS CORE VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
Dreyfus/Laurel Funds Trust. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.
    The Manager had voluntarily agreed from January 1, 1997 through May 31, 1997 to waive at an annual rate of .02% of the value of the Fund's average daily net assets of its fee mentioned above. The reduction in management fee, pursuant to the undertaking, amounted to $48,650 during the period ended June 30, 1997.
    (B) DISTRIBUTION PLAN: The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor and Institutional shares. Under the Plan, the Fund may pay annually up to
 .25% of the value of the average daily net assets attributable to its Investor shares and up to .15% of the value of the average daily net assets attributable to its Institutional shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor and Institutional shares. The Class R shares bear no distribution fee. During the period ended June 30, 1997, the distribution fee for the Investor and Institutional shares was $640,382 and $53,862, respectively.
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
NOTE 3_SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended June 30, 1997 amounted to $285,355,894 and $292,405,666, respectively.
    At June 30, 1997, accumulated net unrealized appreciation on investments and forward currency exchange contracts was $124,349,217, consisting of $135,484,956 gross unrealized appreciation and $11,135,739 gross unrealized depreciation.
    At June 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4_BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended June 30, 1997, the Fund did not borrow under the Facility.

[Dreyfus lion "d" logo]
Registration Mark
DREYFUS CORE VALUE FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N..A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940










Printed in U.S.A.                           CORESA976
[Dreyfus logo]
Registration Mark

Core Value
Fund
Semi-Annual
Report
June 30, 1997


Dreyfus Premier Limited Term High Income Fund
Letter to Shareholders
Dear Shareholder:
    We are pleased to provide you with this first report for the Dreyfus Premier Limited Term High Income Fund. For the period from its inception on May 30, 1997 to the end of its semi-annual reporting period on June 30, 1997, your Fund provided the following total returns, income dividends and annualized distribution rates:

                                                                      Approximate                  Annualized
                                        Total Return*               Income Dividends          Distribution Rate**
                                        ____________                __________________        __________________
Class A                                     0.77%                        $0.087                      7.55%
Class B                                     0.73%                        $0.081                      7.36%
Class C                                     0.71%                        $0.078                      7.13%
Class R                                     0.80%                        $0.089                      8.16%

THE ECONOMY
    Despite recent moderation in the rate of new job creation, the latest reported unemployment rate (5% in June) was the lowest since 1973. When the unemployment rate was last at that level, the inflation rate was heading toward double-digit territory. Now, inflation is subdued; the Consumer Price Index rose at an annual rate of just 1.4% for the twelve-month period through May. Producer prices have risen a minuscule 0.6% over the same time period. It has been unprecedented for the economy to have seven years of expansion, low unemployment and low inflation at the same time.
    Ever alert for signs of incipient inflation, the Federal Open Market Committee, the policy-making arm of the Federal Reserve Board (the "Fed"), has raised interest rates just once in more than two years. That hike came in March 1997 when the Federal Funds rate was increased by one quarter of a percentage point to 5.50%. (The Federal Funds rate is the rate of interest that banks charge one another for overnight loans.) While there have been some signs that wages are increasing (an area of particular concern to the Fed), there have also been indications that the economy may be slowing from its torrid first quarter pace when it surged at a 5.9% annual rate, the biggest advance since the fourth quarter of 1987.
    Indicating possible moderation in the rate of economic growth, retail sales declined this spring despite record levels of consumer optimism about the economy. The latest report on retail sales for March, April and May showed a decline at an annual rate of 5% over the previous three months. This marked the first three-month decline since the fall of 1981. Yet, despite their sluggish spending at checkout counters, consumers' confidence in the economy continues to climb, heavily influenced by increased job security and low inflation.
    Throughout the seven-year economic expansion, the pattern of consumer spending has been stop-and-go, alternating between spurts of spending and retrenchment. The 5% decline for the three months through May was preceded by a 15% advance over the previous three-month period. On the production side of the economy, a survey of corporate buyers compiled by the National Association of Purchasing Management reported that growth in factory activity eased slightly during June. The much-observed supplier-delivery component of the survey, a measure of how quickly orders are being satisfied and a possible sign of production bottlenecks, also fell modestly. In further evidence of a slowing economy during the second quarter, the Commerce Department recently reported that factory orders fell in May.
    Rising incomes, low unemployment and quiescent inflation have all contributed to a feeling of confidence, as measured by the Conference Board's Index of Consumer Sentiment, that has been unmatched for 28 years. Many economists feel that the optimistic consumer sentiment indicators provide a floor to economic growth and will spur consumer spending later in the year, particularly if the unemployment rate remains low and job security worries recede further. We are mindful of the potent role that consumers play in the economy _ their spending accounts for about two thirds of economic output. So we remain alert to signs of any strain on productive capacity caused by increases in consumer spending that might, in turn, lead to another tightening in monetary policy by the Federal Reserve.

MARKET ENVIRONMENT
    The continued slow, steady, and solid economic growth is very positive for the high yield market, as well as generally all risk-oriented fixed income investments. Fears of Fed intervention are subsiding, and we believe market volatility should lessen in the near term. The short-term segment of the high yield market has benefited from the strong refinancing climate _ strong equity markets and low interest rates _ as many issuers of high coupon debt are redeeming their bonds at large premiums.
THE PORTFOLIO
    The strong refinancing climate has currently raised the prices of many of the Fund's holdings, even over the short period since inception. We believe that lower-rated, higher-yielding bonds generally should perform well as long as the equity and bond markets remain positive. The short-term focus of the Fund's holdings can provide some protection from future market volatility.
    The current investment strategy of the Fund aims at three-pronged investment: in callable bonds in industries with long-term growth potential, in short-term maturities in cyclical industries, and in well-researched special situations where positive credit characteristics could cause early redemption. Currently, exposure to emerging markets is very low. No changes in this strategy are anticipated at this time.
    Our primary task _ to provide high current income from shorter-term, lower-rated high yield securities _ will guide our portfolio management decisions. We will continue to use intensive fundamental research in seeking to provide high current income from good credits.
                              Very truly yours,

                          [Roger King signature logo]

                              Roger King
                              Portfolio Manager
July 29, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares. **Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the maximum offering price per share at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B, Class C and Class R shares.

Dreyfus Premier Limited Term High Income Fund
Statement of Investments                                June 30, 1997 (Unaudited)
                                                                                                      Principal
Bonds and Notes_81.1%                                                                                  Amount          Value
                                                                                                      __________     __________
     Aircraft & Aerospace_2.1%       Talley Manufacturing and Technology,
                                       Sr. Notes, 103\4%, 2003..............                       $     500,000     $  522,500
                                                                                                                     __________
     Broadcasting_4.2%               Azteca Holdings SA,
                                       Sr. Notes, 11%, 2002.................                             500,000 (a)    505,625
                                     Pegasus Media & Communications,
                                       Sr. Sub. Notes, Ser. B, 121\2%, 2005.                             500,000        552,500
                                                                                                                     __________
                                                                                                                      1,058,125
                                                                                                                     __________
     Cable Television_6.7%           CCA Holdings,
                                       Sr. Sub. Notes, Zero Coupon, 1999....                             932,840 (a)    617,500
                                     EchoStar Satellite Broadcast,
                                       Sr. Discount Notes, Zero Coupon, 2000                             750,000 (b)    530,625
                                     United International Holdings:
                                       Sr. Discount Notes, Ser. B, Zero Coupon, 1999                     600,000        466,500
                                       Sr. Discount Notes, Zero Coupon, 1999 (Units)                     100,000 (c)     77,750
                                                                                                                     __________
                                                                                                                      1,692,375
                                                                                                                     __________
     Casinos_8.3%                    Griffin Gaming and Entertainment,
                                       First Mortgage Notes, 9.27%, 2000....                           1,000,000      1,002,491
                                     Majestic Star Casino, L.L.C.,
                                       Sr. Notes, 123\4%, 2003..............                           1,000,000      1,105,000
                                                                                                                     __________
                                                                                                                      2,107,491
                                                                                                                     __________
     Chemicals_2.0%                  Harris Chemical,
                                       Sr. Sub. Notes, 103\4%, 2003.........                             500,000        512,500
                                                                                                                     __________
     Consumer_7.1%                   Coleman Escrow,
                                       Secured First Priority Discount Notes,
                                       Zero Coupon, 2001....................                           1,500,000 (a)    945,000
                                     Revlon Worldwide,
                                       Sr. Secured Discount Notes, Zero Coupon, 2001                   1,250,000 (a)    853,125
                                                                                                                     __________
                                                                                                                      1,798,125
                                                                                                                     __________
     Energy_1.5%                     Clark R & M Holdings,
                                       Sr. Secured Notes, Ser. A, Zero Coupon, 2000                      500,000        381,250
                                                                                                                     __________
     Entertainment_2.2%              Premier Parks,
                                       Sr. Notes, Ser. A, 12%, 2003.........                             500,000        557,500
                                                                                                                     __________
     Financial_3.9%                  Cityscape Financial,
                                       Sr. Notes, 123\4%, 2004..............                             500,000 (a)    495,000
                                     Imperial Credit Capital Trust I,
                                       Remarketed Par Securites, Ser. A, 101\4%, 2002                    500,000 (a)... 495,253
                                                                                                                     __________
                                                                                                                        990,253
                                                                                                                     __________
     Foods and Beverages_4.0%        Envirodyne Industries,
                                       Sr. Notes, 101\4%, 2001..............                             500,000        501,250

Dreyfus Premier Limited Term High Income Fund
Statement of Investments (continued)                                              June 30, 1997 (Unaudited)
                                                                                                      Principal
Bonds and Notes (continued)                                                                            Amount          Value
                                                                                                      __________     __________
    Foods and Beverages (continued)  Texas Bottling Group,
                                       Sr. Sub. Notes, 9%, 2003.............                       $     500,000      $ 520,000
                                                                                                                     __________
                                                                                                                      1,021,250
                                                                                                                     __________
     Foreign_1.9%                    Central Transport Rental Finance,
                                       Secured Notes, 91\2%, 2003...........                             500,000        482,500
                                                                                                                     __________
     Homebuilding_2.1%                  Oriole Homes,
                                       Sr. Notes, 121\2%, 2003..............                             500,000        525,000
                                                                                                                     __________
     Industrial_6.0%                 Plastic Specialties & Technology,
                                       Sr. Notes, 111\4%, 2003..............                             500,000        537,500
                                     Republic Engineered Steels,
                                       First Mortgage Notes, 97\8%, 2001....                             500,000        466,250
                                     Vicap, S.A. de C.V.,
                                       Gtd. Sr. Notes, 101\4%, 2002.........                             500,000 (a)    516,875
                                                                                                                     __________
                                                                                                                    1,520,625
                                                                                                                     __________
     Paper and Paper Related_ 8.1%   Gaylord Container,
                                       Sr. Sub. Discount Deb., 123\4%, 2005.                             500,000        551,250
                                     Repap Wisconsin,
                                       Second Priority Sr. Secured Notes, 97\8%, 2006                    500,000.....   507,500
                                     Stone Container,
                                       Sr. Notes, 97\8%, 2001...............                           1,000,000        997,500
                                                                                                                     __________
                                                                                                                      2,056,250
                                                                                                                     __________
     Real Estate_.1%                 Fisher Brothers Financial Realty Group,
                                       Secured Notes, 103\4%, 2000..........                              37,000         37,648
                                                                                                                     __________
     Retail_5.1%                     Ann Taylor,
                                       Sub. Notes, 83\4%, 2000..............                             500,000        506,875
                                     Duane Reade Holding,
                                       Sub. Notes, Zero Coupon, 1999........                           1,000,000 (d)    782,500
                                                                                                                     __________
                                                                                                                      1,289,375
                                                                                                                     __________
     Steel_.8%                       EES Coke Battery,
                                       Sr. Secured Notes, Ser. B, 9.382%, 2007                           200,000 (a)    205,000
                                                                                                                     __________
     Supermarkets_4.0%               Fleming Cos.,
                                       Sr. Floating Rate Notes, 81\8%, 2001.                             500,000 (e)    502,500
                                     Shoppers Food Warehouse,
                                       Sr. Notes, 93\4%, 2004...............                             500,000 (a)    500,625
                                                                                                                     __________
                                                                                                                      1,003,125
                                                                                                                     __________
     Telecommunications_2.6%         Nextel Communications,
                                       Sr. Discount Notes, Zero Coupon, 1998                             750,000 (f)    656,250
                                                                                                                     __________
     Textiles_6.5%                   Sassco Fashion,
                                       Notes, 123\4%, 2004..................                           1,000,000 (g)  1,050,000

Dreyfus Premier Limited Term High Income Fund
Statement of Investments (continued)                                June 30, 1997 (Unaudited)
                                                                                                      Principal
Bonds and Notes (continued)                                                                            Amount          Value
                                                                                                      __________      __________
     Textiles (continued)            Willcox & Gibbs,
                                       Sr. Notes, Ser. B, 121\4%, 2003......                       $     600,000 (a)  $ 612,750
                                                                                                                     __________
                                                                                                                      1,662,750
                                                                                                                     __________
     Transportation_1.9%             ValuJet,
                                       Sr. Notes, 101\4%, 2001..............                             500,000        472,500
                                                                                                                     __________
                                     TOTAL BONDS AND NOTES
                                       (cost $20,577,532)...................                                        $20,552,392
                                                                                                                   ============
Convertible Bonds and Notes_7.4%
     Foreign_2.0%                    Scandinavian Broadcasting,
                                       Sub. Deb., 71\4%, 2005...............                       $     500,000     $  502,500
                                                                                                                     __________
     Restaurants_3.4%                Boston Chicken,
                                       Liquid Yield Option Notes, Zero Coupon, 2015                    4,000,000 (h)    875,000
                                                                                                                     __________
     Technology_2.0%                 Unisys,
                                       Sub. Notes, 81\4%, 2000..............                             500,000        511,250
                                                                                                                     __________
                                     Total Convertible Bonds and Notes
                                       (cost $1,893,047)....................                                       $  1,888,750
                                                                                                                   ============
Short-Term Investments_3.6%
     U.S. Government Agency;         Federal Home Loan Banks,
                                       6%, 7/1/1997
                                       (cost $920,000)......................                       $.....920,000    $   920,000
                                                                                                                   ============
TOTAL INVESTMENTS (cost $23,390,579)........................................                               92.1%    $23,361,142
                                                                                                         =======   ============
CASH AND RECEIVABLES (NET)..................................................                                7.9%   $  1,994,528
                                                                                                         =======   ============
NET ASSETS..................................................................                              100.0%    $25,355,670
                                                                                                         =======   ============

Notes to Statement of Investments:
    (a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
    June 30, 1997, these securities amounted to $5,746,753 or 22.7% of net assets.
    (b) Zero coupon until 3/15/2000, date on which a stated coupon rate of 13 1/8% becomes effective; the stated maturity date is 3/15/2004.
    (c)  With warrants to purchase Common Stock.
    (d) Zero coupon until 9/15/1999, date on which a stated coupon rate of 15% becomes effective; the stated maturity date is 9/15/2004.
    (e)  Variable rate security_interest rate subject to periodic change.
    (f)  Zero coupon until 9/1/1998, date on which a stated coupon rate of 11
    1/2% becomes effective; the stated maturity date is 9/1/2003.
    (g)  Purchased on a forward commitment basis.
    (h)  Security can be put at holders' option on various dates.
SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus Premier Limited Term High Income Fund
Statement of Assets and Liabilities                                          June 30, 1997 (Unaudited)
                                                                                                 Cost                   Value
                                                                                              _____________         ____________
ASSETS:                          Investments in securities_See Statement of Investments       $23,390,579           $23,361,142
                                 Cash.......................................                                          4,042,102
                                 Receivable for shares of Beneficial Interest subscribed                              2,979,988
                                 Interest receivable........................                                            322,407
                                                                                                                     ___________
                                                                                                                     30,705,639
                                                                                                                     ___________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                           12,577
                                 Due to Distributor.........................                                              2,462
                                 Payable for investment securities purchased                                           5,329,846
                                 Payable for shares of Beneficial Interest redeemed                                       5,084
                                                                                                                     ___________
                                                                                                                      5,349,969
                                                                                                                     ___________
NET ASSETS..................................................................                                         $25,355,670
                                                                                                                     ===========
REPRESENTED BY:                  Paid-in capital............................                                         $25,385,107
                                 Accumulated net unrealized appreciation (depreciation)
                                 .......................        on investments_Note 3                                   (29,437)
                                                                                                                     ___________
NET ASSETS..................................................................                                         $25,355,670
                                                                                                                     ===========

                                                     NET ASSET VALUE PER SHARE
                                                  _______________________________

                                                           Class A          Class B            Class C             Class R
                                                        _____________     _____________      _____________      _____________
Net Assets................................              $11,507,729       $8,856,446          $4,487,556           $503,939
Shares Outstanding.........................                 919,840          708,062             358,713             40,281
NET ASSET VALUE PER SHARE..................                  $12.51           $12.51              $12.51             $12.51
                                                            =======          =======             =======             =======


SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus Premier Limited Term High Income Fund
Statement of Operations
from May 30, 1997 (commencement of operations) to June 30, 1997 (Unaudited)
INVESTMENT INCOME
INCOME                           Interest Income............................                                            $112,420
EXPENSES:                        Management fee_Note 2(a)...................                   $9,942
                                 Distribution and service fees_Note 2(b)....                    5,700
                                                                                             __________
                                     Total Expenses.........................                                              15,642
                                                                                                                     ___________
INVESTMENT INCOME_NET.......................................................                                              96,778
NET UNREALIZED GAIN (LOSS) ON INVESTMENTS_Note 3............................                                             (29,437)
                                                                                                                     ___________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                          $  67,341
                                                                                                                     ===========


SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus Premier Limited Term High Income Fund
Statement of Changes in Net Assets
from May 30, 1997 (commencement of operations) to June 30, 1997 (Unaudited)
OPERATIONS:
  Investment income_net...................................................................                           $  96,778
  Net unrealized appreciation (depreciation) on investments...............................                             (29,437)
                                                                                                                    __________
      Net Increase (Decrease) in Net Assets Resulting from Operations.....................                              67,341
                                                                                                                    __________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income_net:
    Class A shares........................................................................                             (66,912)
    Class B shares........................................................................                             (16,201)
    Class C shares........................................................................                             (10,084)
    Class R shares........................................................................                              (3,581)
                                                                                                                    __________
      Total Dividends.....................................................................                             (96,778)
                                                                                                                    __________
BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from shares sold:
    Class A shares........................................................................                          11,449,638
    Class B shares........................................................................                           8,870,226
    Class C shares........................................................................                           4,490,273
    Class R shares........................................................................                             500,000
  Dividends reinvested:
    Class A shares........................................................................                              63,143
    Class B shares........................................................................                               6,805
    Class C shares........................................................................                               6,605
    Class R shares........................................................................                               3,514
  Cost of shares redeemed:
    Class A shares........................................................................                              (5,084)
    Class B shares........................................................................                                 (13)
                                                                                                                    __________
      Increase (Decrease) in Net Assets from Beneficial Interest Transactions.............                          25,385,107
                                                                                                                    __________
        Total Increase (Decrease) in Net Assets...........................................                          25,355,670
NET ASSETS:
  Beginning of Period.....................................................................                              ___
                                                                                                                    __________
  End of Period...........................................................................                         $25,355,670
                                                                                                                  =============


SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus Premier Limited Term High Income Fund
Statement of Changes in Net Assets (continued)
from May 30, 1997 (commencement of operations) to June 30, 1997 (Unaudited)
                                                                                                                      SHARES
                                                                                                                    __________
CAPITAL SHARE TRANSACTIONS:
    Class A
    ____
    Shares sold...........................................................................                             915,199
    Shares issued for dividends reinvested................................................                               5,047
    Shares redeemed.......................................................................                                (406)
                                                                                                                    __________
                                 Net Increase (Decrease) in Shares Outstanding............                             919,840
                                                                                                                    __________
                                                                                                                    __________
    Class B
    _______
    Shares sold...........................................................................                             707,519
    Shares issued for dividends reinvested................................................                                 544
    Shares redeemed.......................................................................                                  (1)
                                                                                                                    __________
                                 Net Increase (Decrease) in Shares Outstanding............                             708,062
                                                                                                                   ============

    Class C
    _______
    Shares sold...........................................................................                             358,185
    Shares issued for dividends reinvested................................................                                 528
                                                                                                                    __________
                                 Net Increase (Decrease) in Shares Outstanding............                             358,713
                                                                                                                   ============

    Class R
    _______
    Shares sold...........................................................................                              40,000
    Shares issued for dividends reinvested................................................                                 281
                                                                                                                    __________
                                 Net Increase (Decrease) in Shares Outstanding............                              40,281
                                                                                                                   ============



SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus Premier Limited Term High Income Fund
Financial Highlights (Unaudited)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period from May 30, 1997
(commencement of operations) to June 30, 1997. This information has been derived from the Fund's financial statements.

                                                              Class A          Class B         Class C          Class R
PER SHARE DATA:                                               Shares           Shares          Shares           Shares
                                                              _______          _______         _______          _______
    Net asset value, beginning of period............          $12.50           $12.50          $12.50           $12.50
                                                              _______          _______         _______          _______
    Investment Operations:
    Investment income_net.........................               .09              .08             .08              .09
    Net realized and unrealized gain (loss)
      on investments...............................              .01              .01             .01              .01
                                                              _______          _______         _______          _______
    Total from Investment Operations.............                .10              .09             .09              .10
                                                              _______          _______         _______          _______
    Distributions:
    Dividends from investment income_net.............           (.09)            (.08)           (.08)            (.09)
                                                              _______          _______         _______          _______
    Net asset value, end of period............                $12.51           $12.51          $12.51           $12.51
                                                              =======         =======         =======          ========
TOTAL INVESTMENT RETURN*...........................            8.78%            8.33%           8.10%            9.13%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets*..........         1.02%            1.44%           1.71%             .78%
    Ratio of net investment income
      to average net assets*........................           7.77%            6.14%           6.43%            8.15%
    Portfolio Turnover Rate...................                 __                  __              __               __
    Net Assets, end of period (000's Omitted)........        $11,508           $8,856          $4,488             $504
    *Annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

Dreyfus Premier Limited Term High Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1_SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Premier Limited Term High Income Fund (the "Fund") is a series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to provide high current income. The Dreyfus Corporation ("Manager") serves as the Fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge and bear a distribution fee, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC") and distribution and service fees. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.
    Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments and U.S. Government obligations) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments in U.S. Government obligations are valued at the mean between quoted bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (C) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

Dreyfus Premier Limited Term High Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2_INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). Each trustee receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.
    (B) DISTRIBUTION AND SERVICE PLAN: The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act relating to its Class A, B and C shares. Under the Plan, the Fund may pay annually up to .25% of the value of its average daily net assets attributable to its Class A shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, the Fund may pay the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of .50% and
 .75% of the value of the average daily net assets of Class B and Class C shares, respectively. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which the Fund pays Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no distribution or service fee. During the period ended June 30, 1997, the distribution fees for Class A, Class B and Class C shares were $2,152, $1,319 and $1,177, respectively. During the period ended June 30, 1997, the service fees for Class B and Class C
Dreyfus Premier Limited Term High Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued) shares were $660 and $392, respectively.
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
NOTE 3_SECURITIES TRANSACTIONS:
    The aggregate amount of purchases of investment securities, excluding short-term securities, during the period ended June 30, 1997, amounted to $22,438,518.
    At June 30, 1997, accumulated net unrealized depreciation on investments was $29,437, consisting of $82,883 gross unrealized appreciation and $112,320 gross unrealized depreciation.
    At June 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS PREMIER LIMITED TERM
HIGH INCOME FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940











Printed in U.S.A.                        029/759SA976


Semi-Annual Report
Dreyfus Premier
Limited Term
High Income Fund
June 30, 1997
[Dreyfus lion2 hres logo]
Registration Mark


PREMIER MANAGED INCOME FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus Premier Managed Income Fund for its semi-annual reporting period ended June 30, 1997. For this six-month period, the Fund provided the following total returns, income dividends and distribution rates:

                                                                      Approximate                  Annualized
                                        Total Return*               Income Dividends          Distribution Rate**
                                        _______________             ________________        ______________________
Class A                                     3.57%                        $0.355                      6.36%
Class B                                     3.18%                        $0.315                      5.90%
Class C                                     3.27%                        $0.314                      5.89%
Class R                                     3.70%                        $0.368                      6.91%
Lehman Brothers Aggregate
    Bond Index***                           3.09%

THE ECONOMY
    Despite recent moderation in the rate of new job creation, the latest reported unemployment rate (5% in June) was the lowest since 1973. When the unemployment rate was last at that level, the inflation rate was heading toward double-digit territory. Now, inflation is subdued; the Consumer Price Index rose at an annual rate of just 1.4% for the twelve-month period through May. Producer prices rose a minuscule 0.6% over the same time. It has been unprecedented for the economy to have seven years of expansion, low unemployment and low inflation at the same time.
    Ever alert for signs of incipient inflation, the Federal Open Market Committee, the policy-making arm of the Federal Reserve Board (the "Fed"), has raised interest rates just once in more than two years. That hike came in March 1997 when the Federal Funds rate was increased by one quarter of a percentage point to 5.50%. (The Federal Funds rate is the rate of interest that banks charge one another for overnight loans.) While there have been some signs that wages are increasing (an area of particular concern to the Fed), there have also been indications that the economy may be slowing from its torrid first quarter pace when it surged at a 5.9% annual rate, the biggest advance since the fourth quarter of 1987.
    Indicating possible moderation in the rate of economic growth, retail sales have been in decline all spring despite record levels of consumer optimism about the economy. The latest report on retail sales through June showed a decline at an annual rate of 5% over the previous three months. This marked the first three-month decline since the fall of 1981. Yet, despite their sluggish spending at checkout counters, consumers' confidence in the economy continues to climb, heavily influenced by increased job security and low inflation.
    Throughout the seven-year economic expansion, the pattern of consumer spending has been stop-and-go, alternating between spurts of spending and retrenchment. The 5% decline for the three months through May was preceded by a 15% advance over the previous three-month period. On the production side of the economy, a survey of corporate buyers compiled by the National Association of Purchasing Management reported that growth in factory activity eased slightly during June. The much-observed supplier-delivery component of the survey, a measure of how quickly orders are being satisfied and a possible sign of production bottlenecks, also fell modestly. In further evidence of a slowing economy during the second quarter, the Commerce Department recently reported that factory orders fell in May.
    Rising incomes, low unemployment and quiescent inflation have all contributed to a feeling of confidence, as measured by the Conference Board's Index of Consumer Sentiment, that has been unmatched for 28 years. Many economists feel that the optimistic consumer sentiment indicators provide a floor to economic growth and will spur consumer spending later in the year, particularly if the unemployment rate remains low and job security worries recede further. We are mindful of the potent role that consumers play in the economy _ their spending accounts for about two thirds of economic output. So we remain alert to signs of any strain on productive capacity caused by increases in consumer spending that might, in turn, lead to another tightening in monetary policy by the Federal Reserve.
MARKET ENVIRONMENT/PORTFOLIO ACTIVITY
    Over the past two quarters, U.S. fixed-income markets have posted modest returns, as slight price declines have been offset by coupon income. On June 30, 1997, the yield on the benchmark 30-year Treasury bond was 6.79% compared to 6.64% on December 31, 1996. Despite the modest change in yield from point-to-point, the 30-year Treasury bond fluctuated much more widely throughout the period, from a low of 6.53% in February to a high of 7.17% in April. During the first quarter of this year, interest rates rose steadily in response to reports indicating strong economic growth and related comments by Federal Reserve officials suggesting that a tightening of monetary policy may be forthcoming. Since the sole increase in the Federal Funds rate in March, fixed-income markets have rallied modestly.
    Over the first half of 1997, the Fund has continued to find value in specific parts of the corporate and mortgage sectors. High yield issues have performed particularly well against the backdrop of a growing economy and low inflation. Among investment grade corporates, the Fund has favored financial and non-cyclical industrial issues. Both areas have enjoyed strong relative performance year-to-date. The mortgage sector, one of the best performing fixed income sectors during the first six months of this year, was another area emphasized in the portfolio. Slow prepayment speeds (the rate at which underlying mortgage-holders prepay principal) because of the relative stability of interest rates during the period resulted in a favorable investment environment for these securities. Valuations in the corporate and mortgage sectors have been at historically tight levels compared to Treasury securities. Accordingly, security research in these sectors remains very important. We will continue to focus heavily on research to support the security selection process.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,

                          [Arthur J. MacBride signature logo]
                              Arthur J. MacBride
                              Portfolio Manager
July 15, 1997
New York, New York

* Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.
**Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the maximum offering price per share at the end of the period in the case of Class A shares or net asset value in the case of Class B, Class C and Class R shares.
***    SOURCE: LEHMAN BROTHERS _ The Lehman Brothers Aggregate Bond Index is
a widely accepted index of corporate, government and government agency debt instruments.

PREMIER MANAGED INCOME FUND
STATEMENT OF INVESTMENTS                                      JUNE 30, 1997 (UNAUDITED)
                                                                                                  Principal
Convertible Subordinated Debentures_.3%                                                            Amount           Value
                                                                                                  __________      __________
     Foreign;                        Rogers Communications,
                                       2%, 2005
                                       (cost $251,542)......................                       $ 475,000   $     260,656
                                                                                                               =============
Bonds and Notes_98.3%
     Aircraft & Aerospace_.7%        BE Aerospace,
                                       Sr. Sub. Notes, 9 7/8%, 2006.........                       $ 300,000       $ 318,000
                                     K&F Industries,
                                       Sr. Sub. Notes, 10 3/8%, 2004........                         320,000         339,200
                                                                                                                   __________
                                                                                                                     657,200
                                                                                                                   __________
     Banking_6.7%                    BB&T,
                                       Sub. Notes, 7 1/4%, 2007.............                         730,000         733,077
                                     Capital One Bank,
                                       Medium-Term Bank Notes, 6.83%, 1999..                         375,000         376,440
                                     Dao Heng Bank Ltd.,
                                       Sub. Notes, 7 3/4%, 2007.............                         340,000 (a)     340,655
                                     First National Bank of Boston,
                                       Sub. Notes, 7 3/8%, 2006.............                         758,000         766,531
                                     First Nationwide Holdings,
                                       Sr. Sub. Notes, 10 5/8%, 2003........                         350,000         388,500
                                     First Security,
                                       Sr. Notes, 6 7/8%, 2006..............                         670,000         654,845
                                     First Union Institutional Capital II,
                                       Gtd. Capital Securities, 7.85%, 2027.                         445,000         433,875
                                     Fleet Financial Group,
                                       Sub. Notes, 7 1/8%, 2006.............                         720,000         717,438
                                     Great Western Financial Trust II,
                                       Gtd. Capital Securities, Ser. A, 8.206%, 2027                 550,000        553,364
                                     NationsBank Capital Trust IV,
                                       8 1/4%, 2027.........................                         308,000         315,922
                                     Sanwa Business Credit,
                                       Notes, 7 1/4%, 2001..................                         925,000 (a)     938,187
                                                                                                                   __________
                                                                                                                   6,218,834
                                                                                                                   __________
     Broadcasting & Media_3.9%       Century Communications,
                                       Sr. Notes, 9 1/2%, 2000..............                         600,000         621,000
                                     Chancellor Broadcasting,
                                       Sr. Sub. Notes, 9 3/8%, 2004.........                         400,000         412,000
                                     Comcast Cellular,
                                       Sr. Notes, 9 1/2%, 2007..............                         450,000 (a)     453,375
                                     EchoStar Communications,
                                       Sr. Secured Discount Notes,
                                       Zero Coupon, 1999 (Units)............                         390,000 (b,c)   329,550
                                     JCAC (Gtd. by Jacor Communications),
                                       Sr. Sub. Notes, 10 1/8%, 2006........                         400,000         427,000
                                     Jacor Communications,
                                       Sr. Sub. Notes, 8 3/4%, 2007.........                         250,000 (a)      248,750

PREMIER MANAGED INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                        JUNE 30, 1997 (UNAUDITED)
                                                                                                 Principal
Bonds and Notes (continued)                                                                        Amount           Value
                                                                                                 ___________      ___________
  Broadcasting & Media (continued)   LodgeNet Entertainment,
                                       Sr. Notes, 10 1/4%, 2006.............                   $.....300,000      $  307,500
                                     News America Holdings,
                                       Gtd. Sr. Notes, 7 1/2%, 2000.........                         470,000         479,361
                                     Paramount Communications,
                                       Sr. Notes, 5 7/8%, 2000..............                         300,000         291,309
                                     Tele-Communications,
                                       Medium-Term Notes, 7.13%, 1998.......                         100,000         100,561
                                                                                                                   __________
                                                                                                                    3,670,406
                                                                                                                   __________
     Building &
       Construction_.5%              American Standard,
                                       Sr. Notes, 10 7/8%, 1999.............                         200,000         214,500
                                     Building Materials Corp. of America,
                                       Sr. Notes, 8 5/8%, 2006..............                         280,000         285,600
                                                                                                                   __________
                                                                                                                     500,100
                                                                                                                   __________
     Consumer_7.1%                   DynCorp,
                                       Sr. Sub. Notes, 9 1/2%, 2007.........                         520,000 (a)     525,200
                                     E&S Holdngs,
                                       Sr. Sub. Notes, 10 3/8%, 2006........                         400,000         419,000
                                     Federated Department Stores,
                                       Sr. Notes, 8 1/8%, 2002..............                         125,000         130,668
                                     Hilton Hotels,
                                       Sr. Notes, 7 3/8%, 2002..............                         152,000         152,993
                                     International Semi-Tech Microelectronics,
                                       Sr. Secured Discount Notes, Zero Coupon, 2000                 450,000 (d)     267,750
                                     KinderCare Learning Centers,
                                       Sr. Sub. Notes, 9 1/2%, 2009.........                         350,000         343,000
                                     Loewen Group International,
                                       Gtd. Sr. Notes, Ser. 3, 7 3/4%, 2001.                         250,000         255,779
                                     Loomis, Fargo & Co.,
                                       Sr. Sub. Notes, 10%, 2004............                         500,000 (a)     507,500
                                     Muzak L.P./Capital,
                                       Sr. Notes, 10%, 2003.................                         400,000         420,000
                                     Prime Succession Acquisition,
                                       Sr. Sub. Notes, 10 3/4%, 2004........                         130,000         142,350
                                     Protection One Alarm Monitoring,
                                       Sr. Sub. Discount Notes, Zero Coupon, 1998                    550,000 (e)     566,500
                                     Reliant Building Products,
                                       Sr. Sub. Notes, 10 7/8%, 2004........                         570,000 (a)     587,100
                                     Revlon Consumer Products,
                                       Sr. Notes, 9 1/2%, 1999..............                         185,000         192,631
                                     Revlon Worldwide,
                                       Sr. Secured Discount Notes, Zero Coupon, 2001                 730,000 (a)     498,225
                                     Safeway,
                                       Sr. Sub. Deb., 9.65%, 2004...........                         150,000         168,887

PREMIER MANAGED INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                  JUNE 30, 1997 (UNAUDITED)
                                                                                                Principal
Bonds and Notes (continued)                                                                       Amount           Value
                                                                                               ___________      ___________
     Consumer (continued)            Sears Roebuck Acceptance,
                                       Medium-Term Notes:
                                        Ser. I, 5.60%, 1998                                    $.....535,000   $     530,669
                                        Ser. I, 5.71%, 2001                                          305,000         295,163
                                        Ser. II, 6.69%, 2001                                         625,000         623,320
                                                                                                                   __________
                                                                                                                   6,626,735
                                                                                                                   __________
     Energy_2.1%                     Chesapeake Energy,
                                       Sr. Notes, 7 7/8%, 2004..............                         425,000         397,375
                                     Coastal,
                                       Sr. Notes, 8 1/8%, 2002..............                         420,000         442,640
                                     Gulf Canada Resources Ltd.,
                                       Sr. Sub. Deb., 9 5/8%, 2005..........                         400,000         432,500
                                     HS Resources,
                                       Sr. Sub. Notes, 9 1/4%, 2006.........                         205,000         208,075
                                     Noble Drilling,
                                       Sr. Notes, 9 1/8%, 2006..............                          98,000         107,555
                                     NorAm Energy,
                                       Notes, 7 1/2%, 2000..................                         100,000         102,277
                                     Norcen Energy Resources Ltd.,
                                       Deb., 7 3/8%, 2006...................                         165,000         166,097
                                     Oryx Energy,
                                       Notes, 10%, 2001.....................                          80,000          87,815
                                                                                                                   __________
                                                                                                                   1,944,334
                                                                                                                   __________
     Entertainment_.7%               AMC Entertainment,
                                       Sr. Sub. Notes, 9 1/2%, 2009.........                         290,000 (a)     297,250
                                     KSL Recreation Group,
                                       Sr. Sub. Notes, 10 1/4%, 2007........                         300,000 (a)     316,500
                                                                                                                   __________
                                                                                                                     613,750
                                                                                                                   __________
     Finance_9.3%                    Aetna/Travelers Life and Casualty,
                                       Notes, 6 3/4%, 2001..................                         380,000         379,567
                                     Dollar Financial Group,
                                       Sr. Notes, 10 7/8%, 2006.............                         300,000         322,500
                                     GMAC,
                                       Notes, 6 7/8%, 2001,.................                         780,000         783,547
                                     H.F. Ahmanson & Co.,
                                       Medium-Term Notes, Ser. A, 7.65%, 2000                        630,000         645,727
                                     Household Finance,
                                       Medium-Term Notes, 6.58%, 1999.......                         510,000         511,675
                                     Jefferson-Pilot Capital Trust A,
                                       Gtd. Capital Securities, 8.14%, 2046.                         385,000 (a)     382,678
                                     Jefferson-Pilot Capital Trust B,
                                       Gtd. Capital Securities, Ser. B, 8.285%, 2046                 190,000 (a)     190,000
                                     Lehman Brothers,
                                       Sr. Sub. Notes, 6 1/8%, 2001.........                         400,000         390,482

PREMIER MANAGED INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                JUNE 30, 1997 (UNAUDITED)
                                                                                                 Principal
Bonds and Notes (continued)                                                                        Amount           Value
                                                                                                 ___________     ___________
     Finance (continued)             Lincoln National,
                                       Deb., 7 1/4%, 2005...................                   $.....770,000       $ 776,191
                                     McDonnell Douglas Financial Services,
                                       Medium-Term Notes, Ser. B, 6.53%, 1998                        245,000 (a)     245,543
                                     Paine Webber Group:
                                       Medium-Term Sr. Notes, Ser. C:
                                          7.81%, 2017                                                435,000         430,095
                                          8.06%, 2017                                                730,000         740,551
                                       Notes, 7 5/8%, 2008..................                         135,000         136,811
                                     Smith Barney Holdings,
                                       Notes, 7 1/8%, 2006..................                         325,000         323,430
                                     Sun Hung Kai Properties Finance Cayman Ltd.,
                                       Gtd. Bonds, 5 5/8%, 1998.............                         585,000         576,985
                                     Sun Life of Canada (U.S.) Capital Trust I,
                                       Gtd. Cum. Capital Securities, 8.526%, 2049                    1,265,000 (a) 1,311,205
                                     Zurich Capital Trust I,
                                       Gtd. Capital Securities, 8.376%, 2037.                        490,000 (a)     507,731
                                                                                                                   __________
                                                                                                                   8,654,718
                                                                                                                   __________
     Finance/
       Asset-Backed_9.2%             Access Financial Manufactured Housing Contract Trust,
                                       Sr. Pass-Through Ctfs.,
                                       Ser. 1995-1, Cl. A-2, 6 3/8%, 2021...                         750,000         742,680
                                     Asset Securitization,
                                       Commercial Mortgage Pass-Through Ctfs.:
                                         Ser. 1996-MD VI, Cl. A-1C, 7.04%, 2026                      780,000         780,366
                                         Ser. 1997-D IV, Cl. A-1D, 7.49%, 2029                       693,000         713,032
                                     Capita Equipment Receivables Trust,
                                       Receivable-Backed Notes,
                                       Ser. 1996-1, Cl. A-3, 6.11%, 1999....                         663,000         664,591
                                     Centrex Auto Trust,
                                       Asset Backed Notes,
                                       Ser. 1996-B, Cl. A, 6.15%, 2004......                         481,901 (a)     480,170
                                     EQCC Home Equity Loan Trust,
                                       Asset Backed Ctfs.:
                                       Ser. 1993-3, 5.15%, 2008                                      550,969         527,388
                                       Ser. 1996-1, Cl. A-2, 5.82%, 2009                             627,000         620,410
                                     Fleetwood Credit 1997-A Grantor Trust,
                                       Asset Backed Ctfs., Cl. A, 6.64%, 2012                        377,170         378,114
                                     Green Tree HIL/HE Loan Trust,
                                       Home Equity Pass-Through Ctfs.,
                                       Ser. 1997-C, Cl. HE-A2, 6.38%, 2028..                         527,000         526,262
                                     Morgan Stanley Capital I,
                                       Asset Backed Ctfs.,
                                       Ser. 1997-C1, Cl. A1C, 7.63%, 2020...                         399,000         412,840

PREMIER MANAGED INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                      JUNE 30, 1997 (UNAUDITED)
                                                                                                 Principal
Bonds and Notes (continued)                                                                        Amount           Value
                                                                                                 ___________     ___________
                                     Finance/
     Asset-Backed (continued)        TMS Home Equity Trust,
                                       Asset Backed Ctfs.:
                                          Ser. 1994-B, Cl. A-4, 7.60%, 2021                      $...359,000      $  365,110
                                          Ser. 1994-C, Cl. A-4, 7.80%, 2021                          245,000         250,517
                                          Ser. 1996-C, Cl. A-6, 7.69%, 2024                          637,000         639,190
                                          Ser. 1997-A, Cl. A-4, 6.89%,2016                           236,000         236,557
                                     World Omni 1997-A Automobile Lease
                                       Securitization Trust,
                                       Automobile Lease Asset Backed Ctfs.:
                                          Cl. A-2, 6.75%, 2003                                       640,000         645,100
                                          Cl. A-4, 6.90%, 2003                                       550,000         555,672
                                                                                                                  ___________
                                                                                                                   8,537,999
                                                                                                                  ___________
     Foreign_10.3%                   ANZ Banking Group Ltd.,
                                       Sub. Notes, 7.55%, 2006..............                         430,000         441,966
                                     Aegon N.V.,
                                       Sub. Notes, 8%, 2006.................                         972,000       1,028,761
                                     BHP Finance (USA) Ltd.
                                       (Gtd. by Broken Hill Proprietary Ltd.):
                                           Notes, 7 7/8%, 2002                                       515,000         539,669
                                           Notes, 6.69%, 2006                                        967,000         941,631
                                     China International Trust and Investment,
                                       Bonds, 6 7/8%, 2003..................                       1,000,000         955,810
                                     Hanson Overseas B.V.,
                                       Gtd. Sr. Notes, 6 3/4%, 2005.........                         939,000         916,997
                                     Indah Kiat Finance Mauritius Ltd.,
                                       Gtd. Sr. Notes, 10%, 2007............                         385,000 (a)     384,038
                                     Malayan Banking Berhad,
                                       Sub. Notes, 7 1/8%, 2005.............                         160,000         158,434
                                     Midland Bank plc,
                                       Sub. Notes, 7 5/8%, 2006.............                         924,000         955,270
                                     P.T. Polytama Propindo,
                                       Gtd. Secured Notes, 11 1/4%, 2007....                         700,000         726,250
                                     Petroliam Nasional Berhad,
                                       Bonds, 7 5/8%, 2026..................                         890,000 (a)     893,486
                                     Province De Quebec,
                                       Deb., Ser. NN, 7 1/8%, 2024..........                         610,000         575,608
                                     Republic of Colombia,
                                       Bonds, 7 5/8%, 2007..................                         375,000         365,883
                                     Republic of Indonesia,
                                       Bonds, 7 3/4%, 2006..................                         455,000         461,157
                                     Wharf Capital International Ltd.,
                                       Gtd. Notes, 8 7/8%, 2004.............                         230,000         247,540
                                                                                                                  ___________
                                                                                                                   9,592,500
                                                                                                                  ___________

PREMIER MANAGED INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                         JUNE 30, 1997 (UNAUDITED)
                                                                                                  Principal
Bonds and Notes (continued)                                                                         Amount           Value
                                                                                                  __________      __________
     Hospital Related_.7%            Tenet Healthcare,
                                       Sr. Notes, 9 5/8%, 2002..............                   $.....620,000   $     669,600
                                                                                                                  ___________
     Industrial_6.7%                 ADT Operations,
                                       Gtd. Sr. Notes, 8 1/4%, 2000.........                         100,000         103,644
                                     Allied Waste Industries,
                                       Sr. Discount Notes, Zero Coupon, 2002.                        410,000 (a,f)   258,300
                                     ConAgra,
                                       Sr. Notes, 7 1/8%, 2006..............                         454,000 (g)     461,138
                                     Ford Motor,
                                       Deb., 7.40%, 2046....................                         210,000         204,844
                                     Lear Seating,
                                       Sub. Notes, 8 1/4%, 2002.............                         485,000         489,244
                                     Lockheed Martin:
                                       Gtd. Deb., 7 3/4%, 2026..............                         930,000         955,090
                                       Gtd. Notes, 7 1/4%, 2006.............                         405,000         410,318
                                     Neenah,
                                       Sr. Sub. Notes, 11 1/8%, 2007........                         440,000 (a)     468,600
                                     Pioneer,
                                       Sr. Secured Notes, 9 1/4%, 2007......                         230,000 (a)     227,700
                                     Plastic Containers,
                                       Sr. Secured Notes, 10%, 2006.........                         325,000         341,250
                                     Rayovac,
                                       Sr. Sub. Notes, 10 1/4%, 2006........                         300,000         315,000
                                     Speedy Muffler King,
                                       Sr. Notes, 10 7/8%, 2006.............                         480,000         487,200
                                     Tracor,
                                       Sr. Sub. Notes, 8 1/2%, 2007.........                         300,000         303,750
                                     USG,
                                       Sr. Notes, Ser. B, 9 1/4%, 2001......                         400,000         423,664
                                     Valassis Inserts,
                                       Sr. Sub. Notes, 9 3/8%, 1999.........                         440,000         454,554
                                     Waste Management,
                                       Step-Up Notes, 7.70%, 2002...........                         360,000         373,736
                                                                                                                  __________
                                                                                                                   6,278,032
                                                                                                                  __________
     Metals_.8%                      Kaiser Aluminum & Chemical,
                                       Sr. Notes, 10 7/8%, 2006.............                         350,000         377,563
                                     U.S. Can,
                                       Sr. Sub. Notes, 10 1/8%, 2006........                         350,000         375,375
                                                                                                                  __________
                                                                                                                     752,938
                                                                                                                  __________
     Mortgage Backed_.8%             First Union-Lehman Brothers Commercial Mortgage
                                       Trust, Pass-Through Ctfs.,
                                       Ser. 1997-C1, Cl. IO, 1.307%, 4/18/2027
                                       (Interest Only Obligation)...........                         (h)             712,523
                                                                                                                  __________

PREMIER MANAGED INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                    JUNE 30, 1997 (UNAUDITED)
                                                                                                  Principal
Bonds and Notes (continued)                                                                        Amount           Value
                                                                                                 ___________      ___________
     Paper_.5%                       Fort Howard,
                                       Sr. Notes, 9 1/4%, 2001..............                   $.....400,000       $ 428,000
                                                                                                                   __________
     Railroad_1.2%                   Burlington Northern Railroad Trust,
                                       Pass Through Ctfs., Ser. 1996-B, 6.96%, 2009                  429,988         426,548
                                     Union Pacific,
                                       Notes, 6.70%, 2006...................                         715,000         696,635
                                                                                                                   __________
                                                                                                                   1,123,183
                                                                                                                   __________
     Textiles_.4%                    Dominion Textile (USA),
                                       Gtd. Sr. Notes, 8 7/8%, 2003.........                         400,000         412,000
                                                                                                                   __________
     Technology_2.6%                 Amphenol,
                                       Sr. Sub. Notes, 9 7/8%, 2007.........                         330,000         342,375
                                     Iron Mountain,
                                       Sr. Sub. Notes, 10 1/8%, 2006........                         600,000         642,000
                                     McLeod,
                                       Sr. Discount Notes, Zero Coupon, 2002.                        700,000 (a,i)   449,750
                                     Orion Network Systems,
                                       Sr. Notes, 11 1/4%, 2007 (Units).....                         550,000 (c)     577,500
                                     Pierce Leahy,
                                       Sr. Sub. Notes, 9 1/8%, 2007.........                         400,000         400,000
                                                                                                                   __________
                                                                                                                   2,411,625
                                                                                                                   __________
     Utilities_1.5%                  El Paso Electric,
                                       First Mortgage Bonds, Ser. A, 7 1/4%, 1999                    740,000         745,550
                                     Ferrellgas Partners Finance/Partners, L.P.,
                                       Sr. Secured Notes, 9 3/8%, 2006......                         485,000         503,188
                                     Ohio Edison,
                                       First Mortgage Bonds, 8 3/4%, 1998...                         110,000         111,547
                                                                                                                   __________
                                                                                                                   1,360,285
                                                                                                                   __________
     U.S. Government
       Agencies_30.1%                Federal Home Loan Mortgage Corp.:
                                       7 1/2%, 6/1/2007.....................                       2,321,000 (j)   2,327,522
                                       9 1/2%, 7/25/2022....................                         700,098         750,632
                                     Federal National Mortgage Association:
                                       6%, 3/1/2004-8/1/2010................                       1,689,441       1,640,357
                                       6 1/2%, 11/1/2003....................                         587,378         588,471
                                       7%, 7/1/2003-7/1/2023................                       2,290,270       2,280,857
                                       7 1/2%, 4/1/2005-10/1/2011...........                       3,033,758       3,086,580
                                       7.536%, 6/1/2016.....................                         958,551         975,019
                                       8%, 10/1/2010-9/1/2026...............                       5,610,395 (k)   5,743,786
                                       8 1/2%, 6/1/2027.....................                       1,000,000 (j)   1,036,560
                                       9%, 6/1/2026.........................                         285,602         301,667

PREMIER MANAGED INCOME FUND
STATEMENT OF INVESTMENTS (CONTINUED)                       JUNE 30, 1997 (UNAUDITED)
                                                                                                 Principal
Bonds and Notes (continued)                                                                        Amount           Value
                                                                                                  __________      __________
      U.S. Government
        Agencies (continued)         Federal National Mortgage Association (continued):
                                       Multifamily REMIC Trust,
                                          Gtd. REMIC Pass-Through Ctfs.,
                                           Ser. 1996-M7, Cl. B, 6.856%, 6/17/2011              $.....320,000  (l)  $ 316,900
                                     REMIC Trust, Pass-Through Ctfs.
                                       (Collateralized by FNMA Pass-Through Ctfs.),
                                           (Interest Only Obligation):
                                           Ser. 1995-MI, Cl. E, 2.520%, 7/25/2010                     (m)     (l)    114,832
                                           Ser. 1995-MI, Cl. G, 2.330%, 7/25/2010                     (n)     (l)     62,035
                                           Ser. 1995-MI, Cl. H, 2.205%, 7/25/2010                     (o)     (l)    309,925
                                     Government National Mortgage Association I:
                                       7%, 12/15/2023.......................                       1,734,630       1,711,855
                                       7 1/2%, 12/15/2023...................                       1,842,008       1,856,395
                                       8 1/2%, 12/15/2021...................                         903,254         942,772
                                       9%, 12/15/2021.......................                       3,745,469       3,981,289
                                                                                                                   __________
                                                                                                                  28,027,454
                                                                                                                   __________
     U.S. Government_2.5%            U.S. Treasury Bonds,
                                       7 1/4%, 8/15/2022....................                         426,000         445,303
                                     U.S. Treasury Notes:
                                       5 7/8%, 11/15/1999...................                        1,113,000      1,106,391
                                       6 3/8%, 8/15/2002....................                         200,000         200,094
                                       6 1/2%, 10/15/2006...................                         621,000         619,059
                                                                                                                   __________
                                                                                                                   2,370,847
                                                                                                                   __________
                                     TOTAL BONDS AND NOTES
                                       (cost $90,737,370)...................                                     $91,563,063
                                                                                                                =============
Short-Term Investments_7.1%
     Commercial Paper;               Ford Motor Credit,
                                       6%, 7/1/1997
                                       (cost $6,677,000)....................                    $..6,677,000    $  6,677,000
                                                                                                                =============
TOTAL INVESTMENTS (cost $97,665,912)........................................                          105.7%     $98,500,719
                                                                                                    ========    =============
LIABILITIES, LESS CASH AND RECEIVABLES......................................                           (5.7%)   $ (5,328,617)
                                                                                                    ========    =============
NET ASSETS..................................................................                          100.0%     $93,172,102
                                                                                                    ========    =============

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND

Notes to Statements of Investments:
(a)  Securities exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1997, these securities amounted to $10,511,943 or 11.3% of net assets.
(b)  Zero Coupon until 6/1/1999, date on which a stated coupon rate of 127\8
% becomes effective; the stated maturity date is 6/1/2004.
(c)  With warrants to purchase common stock.
(d) Zero Coupon until 8/15/2000, date on which a stated coupon rate of 111\2% becomes effective; the stated maturity date is 8/15/2003.
(e) Zero Coupon until 6/30/1998, date on which a stated coupon rate of 135\8% becomes effective; the stated maturity date is 6/30/2005.
(f) Zero Coupon until 6/1/2002, date on which a stated coupon rate of 11.30% becomes effective; the stated maturity date is 6/1/2007.
(g) Reflects date security can be redeemed at holder's option; the stated maturity is 10/1/2026.
(h)  Notional face $9,030,000.
(i) Zero Coupon until 3/1/2002, date on which a stated coupon rate of 101\2% becomes effective; the stated maturity date is 3/1/2007.
(j)  Purchased on a forward commitment basis.
(k)  Partially purchased on a forward commitment basis.
(l)  Variable rate security-interest rate subject to periodic change.
(m)  Notional face $1,531,096.
(n)  Notional face $653,000.
(o)  Notional face $2,530,000.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES                 JUNE 30, 1997 (UNAUDITED)
                                                                                              Cost                   Value
                                                                                           ____________           ____________
ASSETS:                          Investments in securities_See Statement of Investments   $  97,665,912          $  98,500,719
                                 Cash.......................................                                         1,494,531
                                 Interest receivable........................                                         1,234,902
                                 Receivable for investment securities sold..                                           522,196
                                 Receivable for shares of Beneficial Interest subscribed                                10,000
                                                                                                                 ______________
                                                                                                                   101,762,348
                                                                                                                 ______________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                          71,229
                                 Due to Distributor.........................                                             3,199
                                 Payable for investment securities purchased                                         8,342,184
                                 Payable for shares of Beneficial Interest redeemed                                    173,634
                                                                                                                 ______________
                                                                                                                     8,590,246
                                                                                                                 ______________
NET ASSETS..................................................................                                     $  93,172,102
                                                                                                                ===============
REPRESENTED BY:                  Paid-in capital............................                                      $100,389,490
                                 Accumulated net realized gain (loss) on investments                                (8,052,195)
                                 Accumulated net unrealized appreciation (depreciation)
                                 .......................        on investments_Note 3                                  834,807
                                                                                                                 ______________
NET ASSETS..................................................................                                     $  93,172,102
                                                                                                                ===============

                                                NET ASSET VALUE PER SHARE
                                                ___________________________

                                                          Class A           Class B          Class C          Class R
                                                        ____________       __________       __________      ____________
________
Net Assets.................................             $73,396,629        $6,050,300          $700,690        $13,024,483
Shares Outstanding.........................               6,824,697           562,577            65,128          1,211,244
NET ASSET VALUE PER SHARE..................                  $10.75            $10.75            $10.76             $10.75
                                                             ======            ======           =======            ========

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
STATEMENT OF OPERATIONS                               SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME:                          Interest...................................                 $3,540,217
                                 Cash Dividends.............................                     11,261
                                                                                           ____________
                                       Total Income.........................                                        $3,551,478
EXPENSES:                        Management fee_Note 2(a)...................                    324,665
                                 Distribution and service fees_Note 2(b)....                    122,345
                                 Loan commitment fees_Note 4................                        802
                                                                                           ____________
                                       Total Expenses.......................                                           447,812
                                                                                                                   ____________
INVESTMENT INCOME_NET.......................................................                                         3,103,666
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS_Note 3:
                                 Net realized gain (loss) on investments....                $   201,783
                                 Net unrealized appreciation (depreciation) on investments       13,031
                                                                                           ____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                           214,814
                                                                                                                   ____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                        $3,318,480
                                                                                                                  =============

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                    Six Months Ended
                                                                                     June 30, 1997            Year Ended
                                                                                      (Unaudited)          December 31, 1996
                                                                                   _________________       __________________
OPERATIONS:
  Investment income_net................................................              $    3,103,666         $    6,146,602
  Net realized gain (loss) on investments..................................                201,783                (576,926)
  Net unrealized appreciation (depreciation) on investments................                 13,031              (2,599,839)
                                                                                   _________________       __________________
      Net Increase (Decrease) in Net Assets Resulting from Operations......               3,318,480              2,969,837
                                                                                   _________________       __________________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income_net:
    Class A shares.........................................................              (2,483,623)            (5,098,797)
    Class B shares.........................................................                (157,478)              (204,999)
    Class C shares.........................................................                 (19,299)                (9,243)
    Class R shares.........................................................                (443,266)              (832,063)
                                                                                   _________________       __________________
      Total Dividends......................................................              (3,103,666)            (6,145,102)
                                                                                   _________________       __________________
BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from shares sold:
    Class A shares.........................................................               6,885,871             11,645,529
    Class B shares.........................................................               1,696,682              3,058,864
    Class C shares.........................................................                 293,977                417,763
    Class R shares.........................................................               1,831,731              5,288,706
  Dividends reinvested:
    Class A shares.........................................................               1,964,068              4,086,892
    Class B shares.........................................................                  68,215                 94,447
    Class C shares.........................................................                   8,359                  2,065
    Class R shares.........................................................                 400,503                747,833
  Cost of shares redeemed:
    Class A shares.........................................................             (12,907,764)           (16,479,953)
    Class B shares.........................................................                (708,431)              (359,304)
    Class C shares.........................................................                 (24,755)               (65,122)
    Class R shares.........................................................              (1,816,390)            (4,614,714)
                                                                                   _________________       __________________
      Increase (Decrease) in Net Assets from Beneficial Interest Transactions            (2,307,934)            3,823,006
                                                                                   _________________       __________________
        Total Increase (Decrease) in Net Assets............................              (2,093,120)               647,741
NET ASSETS:
  Beginning of Period......................................................              95,265,222             94,617,481
                                                                                   _________________       __________________
  End of Period...........................................................            $  93,172,102          $  95,265,222
                                                                                   ================         ===============

SEE NOTES TO FINANCIAL STATEMENTS.
DREYFUS PREMIER MANAGED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                                                                   Shares
                                                                                   _______________________________________
                                                                                   Six Months Ended
                                                                                     June 30, 1997         Year Ended
                                                                                      (Unaudited)       December 31, 1996
                                                                                   _________________    __________________
CAPITAL SHARE TRANSACTIONS:
    Class A
    ______
    Shares sold............................................................                 642,827              1,074,433
    Shares issued for dividends reinvested.................................                 184,357                383,665
    Shares redeemed........................................................              (1,208,826)            (1,542,448)
                                                                                   _________________       __________________
                Net Increase (Decrease) in Shares Outstanding                              (381,642)               (84,350)
                                                                                   =================       ================
    Class B
    ______
    Shares sold............................................................                 159,213                286,510
    Shares issued for dividends reinvested.................................                   6,400                  8,877
    Shares redeemed........................................................                 (66,612)               (33,651)
                                                                                   _________________       __________________
                Net Increase (Decrease) in Shares Outstanding                                99,001                261,736
                                                                                   =================       ================
    Class C
    ______
    Shares sold............................................................                 27,532                  39,075
    Shares issued for dividends reinvested.................................                     784                    193
    Shares redeemed........................................................                 (2,343)                 (6,124)
                                                                                   _________________       __________________
                Net Increase (Decrease) in Shares Outstanding                                25,973                 33,144
                                                                                   =================       ================
    Class R
    ______
    Shares sold............................................................                 171,549                493,176
    Shares issued for dividends reinvested.................................                 37,594                  70,200
    Shares redeemed........................................................                (169,640)              (432,290)
                                                                                   _________________       __________________
                Net Increase (Decrease) in Shares Outstanding                               39,503                 131,086
                                                                                   =================       ================

SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of
Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.
                                                                               Class A Shares
                                                  _________________________________________________________________________
                                                  Six Months Ended
                                                    June 30, 1997                 Year Ended December 31,
                                                                        __________________________________________________
PER SHARE DATA:                                      (Unaudited)        1996     1995     1994(1,2)     1993(1,3)    1992(1)
                                                    ____________      _______   _______   _______        _______     _______
    Net asset value, beginning of period..             $10.73          $11.08    $10.12    $11.38         $11.45      $11.41
                                                       ______         _______   _______   _______        _______     _______
    Investment Operations:
    Investment income_net.................                .35             .69       .75       .69(4)         .78(4)     .87
    Net realized and unrealized gain (loss)
      on investments......................                .02            (.35)      .96     (1.26)           .83         .10
                                                       ______         _______   _______   _______        _______     _______
    Total from Investment Operations......                .37             .34      1.71      (.57)          1.61         .97
                                                       ______         _______   _______   _______        _______     _______
    Distributions:
    Dividends from investment income_net..               (.35)           (.69)     (.75)     (.69)          (.75)       (.87)
    Dividends in excess of investment income_net            __            __        __        __              __        (.06)
    Dividends from net realized gain on investments         __            __        __        __            (.57)        __
    Dividends in excess of net realized gain
      on investments......................                  __            __         __        __           (.36)        __
                                                       ______         _______   _______   _______        _______     _______
    Total Distributions...................               (.35)           (.69)     (.75)     (.69)         (1.68)       (.93)
                                                       ______         _______   _______   _______        _______     _______
    Net asset value, end of period........             $10.75          $10.73    $11.08    $10.12         $11.38      $11.45
                                                       ======         =======   =======    ======         ======      ======
TOTAL INVESTMENT RETURN(5)................              7.20%(6)        3.42%    17.32%    (5.14%)        14.54%       8.77%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets              .95%(6)         .95%      .95%      .98%(7)       1.14%(7)    1.02%
    Ratio of net investment income
      to average net assets...............              6.71%(6)        6.48%     7.08%     6.32%          6.55%       7.58%
    Portfolio Turnover Rate...............            118.19%(8)      251.66%   236.10%   270.00%        333.00%     216.00%
    Net Assets, end of period (000's Omitted)         $73,397        $77,305   $80,782    $79,548        $58,052    $98,207

(1) On February 1, 1993 existing shares of the Fund were designated the Retail Class and the Fund began offering the Institutional Class and the Investment Class of shares. Effective April 4,
1994 the Retail and Institutional Classes were reclassified as a single class of shares known as the Investor shares. On October 17, 1994 Investor shares were redesignated Class A shares. The amounts shown for the year ended
December 31, 1994 were calculated using the performance of a Retail Class share outstanding from January 1, 1994 to April 3, 1994 and the performance of an Investor (now Class A) share outstanding from April 4, 1994 to December
31, 1994. The Financial Highlights for the year ended December 31, 1993 and prior years are based upon a Retail Class share outstanding.
(2)  Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the
Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the
Fund's investment manager.
(3) Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for this year since the use of the undistributed net investment income method did not accord with results of operations.
(4) Net investment income before voluntary waiver of fees or reimbursement of expenses by the investment adviser for the year ended December 31, 1994 was $.69. Net investment income before waiver of fees and/or reimbursement of expenses by the investment adviser, transfer agent, and distributor, for the year ended December 31, 1993 was $.77.
(5)  Exclusive of sales load.
(6)  Annualized.
(7) Without the voluntary reimbursement of expenses and/or waiver of fees by the investment adviser and/or transfer agent, and/or distributor, the ratio of expenses to average net assets for the years ended December 31, 1994 and 1993 would have been .99% and 1.27% respectively.
(8)    Not annualized.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.(1)

                                                          Class B Shares                           Class C Shares
                                                ________________________________        ______________________________________
                                               Six Months Ended     Year Ended          Six Months Ended       Year Ended
                                                 June 30, 1997     December 31,          June 30, 1997        December 31,
                                                                  _______________                           _________________
PER SHARE DATA:                                   (Unaudited)     1996      1995         (Unaudited)        1996        1995
                                                   _________     ______    ______       ____________       ______      ______
    Net asset value, beginning of period             $10.73      $11.08    $10.12          $10.73         $11.08       $10.12
                                                      ______     ______    ______          ______         ______       ______
    Investment Operations:
    Investment income_net............                   .31         .61       .67             .31            .61          .67
    Net realized and unrealized gain (loss)
      on investments.................                   .02        (.35)      .96             .03           (.35)         .96
                                                      ______     ______    ______          ______         ______       ______
    Total from Investment Operations.                   .33         .26      1.63             .34            .26         1.63
                                                      ______     ______    ______          ______         ______       ______
    Distributions:
    Dividends from investment income_net               (.31)       (.61)     (.67)           (.31)          (.61)        (.67)
                                                      ______     ______    ______          ______         ______       ______
    Net asset value, end of period...                $10.75      $10.73    $11.08          $10.76         $10.73       $11.08
                                                     ======     =======    ======         =======        =======       ======
TOTAL INVESTMENT RETURN(2)...........                  6.41%(3)   2.54%    16.55%           6.59%(3)       2.49%       16.54%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets           1.70%(3)    1.70%     1.69%           1.69%(3)       1.68%        1.66%
    Ratio of net investment income
      to average net assets..........                 5.94%(3)    5.77%     6.41%           5.92%(3)       5.69%        6.03%
    Portfolio Turnover Rate..........               118.19%(4)  251.66%   236.10%         118.19%(4)     251.66%      236.10%
    Net Assets, end of period (000's Omitted)        $6,050      $4,973    $2,236            $701           $420          $67
(1)  The Fund commenced offering Class B and Class C shares on December 19,
1994. Financial Highlights for the period ended
December 31, 1994 for Class B and Class C shares are not present because no shares have been issued to the public as of this date.
(2)  Exclusive of sales load.
(3)  Annualized.
(4)  Not annualized.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.(1)

                                                                               Class R Shares
                                                      ____________________________________________________________________
                                                       Six Months Ended                                        Period Ended
                                                        June 30, 1997          Year Ended December 31,         December 31,
                                                                             ____________________________
PER SHARE DATA:                                          (Unaudited)         1996      1995      1994(1,2)       1993(1,3)
                                                       _______________      ______    ______     ________       ____________
    Net asset value, beginning of period....              $10.73            $11.08    $10.12      $11.38          $11.62
                                                         ________           ______    ______     ________        _________
    Investment Operations:
    Investment income_net...................                 .37               .72       .78         .72(4)          .74(4)
    Net realized and unrealized gain (loss)
      on investments........................                 .02              (.35)      .96       (1.26)            .67
                                                         ________           ______    ______     ________        _________
    Total from Investment Operations........                 .39               .37      1.74        (.54)           1.41
                                                         ________           ______    ______     ________        _________
    Distributions:
    Dividends from investment income_net....                 (.37)            (.72)     (.78)       (.72)           (.71)
    Dividends from net realized gain on investments           __                __        __          __            (.61)
    Dividends in excess of net realized gain
      on investments........................                  __                __        __          __            (.33)
                                                         ________           ______    ______     ________        _________
    Total Distributions.....................                 (.37)            (.72)     (.78)       (.72)          (1.65)
                                                         ________           ______    ______     ________        _________
    Net asset value, end of period..........              $10.75            $10.73    $11.08      $10.12          $11.38
                                                         =======           =======    ======     =======         ========
TOTAL INVESTMENT RETURN(5)..................               7.46%(6)          3.58%    17.71%      (4.88%)         12.59%(6)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets.                .70%(6)           .70%      .70%        .71%(7)         .83%(6,7)
    Ratio of net investment income
      to average net assets.................               6.95%(6)          6.74%     7.31%       6.59%           6.86%(6)
    Portfolio Turnover Rate.................             118.19%(8)        251.66%   236.10%     270.00%         333.00%(8)
    Net Assets, end of period (000's Omitted)            $13,024           $12,567   $11,532      $9,588          $1,338
(1)  On February 1, 1993, the Fund commenced selling Investment Class shares.
Effective April 4, 1994 the Investment Class shares
were redesignated as the Trust shares. On October 17, 1994 the Trust shares were redesignated Class R shares.
(2)  Prior to April 4, 1994, the Boston Company Advisors, Inc. served as the
Fund's investment adviser. From April 4, 1994
through October 16, 1994, Mellon Bank, N.A. served as the Fund's investment manager. Effective October 17, 1994, The Dreyfus Corporation serves as the
Fund's investment manager.
(3)  Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per
share data for this period since the use of the undistributed net investment income method did not accord with results of operations.
(4)  Net investment income before voluntary waiver of fees or reimbursement of expenses by the investment adviser for the year
ended December 31, 1994 was $.71. Net investment income before waiver of fees and/or reimbursement of expenses by the investment adviser, transfer agent, and distributor, for the period ended December 31, 1993 was $.74.
(5)  Exclusive of sales load.
(6)  Annualized.
(7)  Without the voluntary reimbursement of expenses and/or waiver of fees by the investment adviser and transfer agent, the
ratio of expenses to average net assets for the years ended December 31, 1994 and 1993 would have been .72% and .87%, respectively.
(8)    Not annualized.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MANAGED INCOME FUND
NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
NOTE 1_SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Premier Managed Income Fund (the "Fund") is a series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company and operates as a series company currently offering three series including the Fund. The Fund's investment objective is to seek high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations and in obligations having maturities of 10 years or less. The Dreyfus Corporation ("Manager") serves as the Fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").
    On January 31, 1997 the Fund's Trustees approved a change to the Fund's name from "Premier Managed Income Fund" to "Dreyfus Premier Managed Income Fund," which change became effective March 31, 1997.
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC") and a distribution and service fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fee. Class R shares are offered without a front-end sales load or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class.
    Investment income, net of expenses (other than class specific expenses), realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments and U.S. Government obligations) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments in U.S. Government obligations are valued at the mean between quoted bid and asked prices. Short-term investments are carried at amortized cost, which approximates value.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    (C) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but
DREYFUS PREMIER MANAGED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $8,217,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1996. The carryover does not include net realized securities losses from November 1, 1996 through December 31, 1996 which are treated, for Federal income tax purposes, as arising in fiscal 1997. If not applied, $6,470,000 of the carryover expires in fiscal 2002, $540,000 expires in fiscal 2003 and $1,207,000 expires in fiscal 2004.
NOTE 2_INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the Fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). Each trustee receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee meeting attended and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional annual fee of $25,000 per year. These fees pertain to the following funds: The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and The Dreyfus/Laurel Funds Trust. These fees and expenses are allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.
    (B) DISTRIBUTION AND SERVICE PLAN: The Fund has adopted a Distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Class A, B and C shares. Under the Plan, the Fund may pay annually up to .25% of the value of its average daily net assets attributable to its Class A shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities and expenses primarily intended to result in the sale of Class A shares. Under the Plan, the Fund may pay the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1, under which the Fund pays Dreyfus Service Corporation or the Distributor for providing certain services to the holders of Class B and Class C shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares. Class R shares bear no distribution or service fee. During the period ended June 30, 1997, the distribution fees for Class A, Class B and Class C shares were $92,569, $19,885 and $2,447, respectively. During the period ended June 30, 1997, the service fees for Class B and Class C shares were $6,628 and $816, respectively.

DREYFUS PREMIER MANAGED INCOME FUND
NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONTINUED)
    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.
NOTE 3_SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended June 30, 1997 amounted to $109,080,170 and $112,681,099, respectively.
    At June 30, 1997, accumulated net unrealized appreciation on investments was $834,807, consisting of $1,183,250 gross unrealized appreciation and $348,443 gross unrealized depreciation.
    At June 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 4_BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended June 30, 1997, the Fund did not borrow under the Facility.


DREYFUS PREMIER MANAGED
INCOME FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                            MIFSA976

Semi-Annual Report
Dreyfus Premier Managed Income
Fund
June 30, 1997
[Dreyfus lion2 hres logo]
Registration Mark
Registration Mark